                                     485BPOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No._47_                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

         File No. 811-4363

         Amendment No._48_

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
               __________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
                    ________________________________________
                    (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: July 31, 2002

It is proposed that this filing become effective:

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 31, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

[front cover]

Your
American Century
prospectus

INVESTOR CLASS

Capital Preservation Fund
Government Agency Money Market Fund
Government Bond Fund
Treasury Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund
Ginnie Mae Fund

INSTITUTIONAL CLASS

Inflation-Adjusted Bond Fund

JULY 31, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED  OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

                                [american century logo and text logo (reg. sm)]

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Investor Class and Institutional Class shares into one prospectus. It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor Class shares have no up-front or deferred charges, commissions or 12b-1 fees. They are available directly from American Century. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies. The
Institutional Class shares are available to individuals who meet the minimum investment requirements as outlined in your prospectus.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. You also may call
1-800-345-2021 weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time.

Sincerely,

/s/ Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]

              [american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

AN OVERVIEW OF THE FUNDS ..................................................    2
FUND PERFORMANCE HISTORY ..................................................    3
     Capital Preservation Fund
     Government Agency Money Market Fund ..................................    3
     Government Bond Fund

     Capital Preservation Fund
     Government Agency Money Market Fund ..................................   14
     Government Bond Fund

[right margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of
U.S. government securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued by the U.S.
government or its agencies or instrumentalities. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description of the funds' investment strategies and risks begins on page 14.

Fund                 Primary Investments               Principal Risks
--------------------------------------------------------------------------------
Capital Preservation Short-term U.S. Treasury          Lowest credit risk
                     securities that mature in 397     Lowest interest rate risk
                     days or less
--------------------------------------------------------------------------------
Government Agency    Short-term U.S. government        Low credit risk
Money Market         securities that mature in 397     Lowest interest rate risk
                     days or less
--------------------------------------------------------------------------------
Government Bond      U.S. government securities        Low credit risk
                     of any maturity                   Moderate interest rate
                                                       risk(1)
--------------------------------------------------------------------------------
Treasury             U.S. Treasury securities          Very low credit risk
                     of any maturity                   Moderate interest rate
                                                       risk(1)
--------------------------------------------------------------------------------
Inflation-Adjusted   Inflation-indexed U.S.            Very low credit risk
Bond                 Treasury securities               Moderate interest rate
                                                       risk
--------------------------------------------------------------------------------
Short-Term           U.S. government securities        Low credit risk
Government           that mature in three              Low interest rate risk
                     years or less                     Prepayment risk
--------------------------------------------------------------------------------
Ginnie Mae           Ginnie Maes, which are            Very low credit risk
                     mortgage-backed securities        Moderate interest rate
                     issued by the Government          risk
                     National Mortgage Association     Prepayment risk
--------------------------------------------------------------------------------

(1)  The interest rate risk is moderate under normal market conditions, and it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current income

*  seeking diversification by investing in a fixed-income mutual fund

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for long-term growth

*  looking for the added security of FDIC insurance

[left margin]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

[triangle]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the money market funds (Capital Preservation and
Government Agency Money Market) seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

2

FUND PERFORMANCE HISTORY

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[bar chart data below]

           Capital Preservation Fund     Government Agency Money Market Fund
-------------------------------------------------------------------------------
2001       3.78%                         3.89%
2000       5.68%                         5.99%
1999       4.42%                         4.73%
1998       4.92%                         5.07%
1997       4.97%                         5.07%
1996       4.85%                         4.93%
1995       5.32%                         5.50%
1994       3.63%                         3.75%
1993       2.65%                         2.68%
1992       3.31%                         3.39%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the funds' year-to-date returns were Capital Preservation, 0.73% and
     Government Agency Money Market, 0.79%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

INVESTOR CLASS

                                    Highest                  Lowest
--------------------------------------------------------------------------------
Capital Preservation                1.47% (4Q 2000)          0.59% (4Q 2001)
--------------------------------------------------------------------------------
Government Agency Money Market      1.55% (4Q 2000)          0.54% (4Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001   1 year    5 years   10 years   Life of Fund(1)
-----------------------------------------------------------------------------------------------
Capital Preservation                            3.78%     4.75%     4.35%      5.24%
90-Day Treasury Bill Index                      3.43%     4.84%     4.58%      6.81%(2)
-----------------------------------------------------------------------------------------------
Government Agency Money Market                  3.89%     4.95%     4.50%      4.96%
90-Day Treasury Bill Index                      3.43%     4.84%     4.58%      4.93%(3)
-----------------------------------------------------------------------------------------------

(1)  The inception dates for the class are: Capital Preservation, October 13,
     1972; and Government Agency Money Market, December 5, 1989.

(2)  Since September 30, 1972, the date closest to the fund's inception for which data is available.

(3)  Since November 30, 1989, the date closest to the fund's inception for which data is available.

[right margin]

[triangle]
The performance information on this page is designed to help you see how the funds, returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

                                                                              3

GOVERNMENT BOND FUND
TREASURY FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[bar chart data below]

           Government Bond Fund     Treasury Fund
-------------------------------------------------------------------------------
2001        3.81%                    6.75%
2000       19.45%                   12.63%
1999       -8.70%                    -2.05%
1998       12.76%                    8.94%
1997       14.76%                    8.38%
1996       -1.36%                    4.08%
1995       29.25%                   13.70%
1994       -9.25%                   -2.34%
1993       17.64%                    7.91%
1992          N/A                    6.55%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the funds' year-to-date returns were Government Bond, 3.36% and
     Treasury, 3.80%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

INVESTOR CLASS

                           Highest                      Lowest
--------------------------------------------------------------------------------
Government Bond            10.48% (2Q 1995)             -7.00% (1Q 1996)
--------------------------------------------------------------------------------
Treasury                   5.85%  (3Q 2001)             -2.04% (1Q 1994)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

[left margin]

[triangle]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

4

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001       1 year     5 years    10 years   Life of Fund(1)
-----------------------------------------------------------------------------------------------------
Government Bond Fund
Return Before Taxes                                 3.81%      7.94%      N/A        7.69%

Return After Taxes on Distributions                 1.79%      5.34%      N/A        4.95%

Return After Taxes on Distributions
and Sale of Fund Shares                             2.34%      5.18%      N/A        4.90%

Salomon Long-Term Treasury Index                    4.23%      8.39%      8.53%      8.56%(2)
(reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------
Treasury Fund
Return Before Taxes                                 6.75%      6.81%      6.33%      8.40%

Return After Taxes on Distributions                 4.85%      4.49%      3.95%      N/A

Return After Taxes on Distributions
and Sale of Fund Shares                             4.11%      4.31%      3.93%      N/A

Salomon 3- to 10-Year Treasury Index                7.58%      7.48%      6.91%      9.35%(3)
(reflects no deduction for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------

(1)  The inception dates for the class are: Government Bond, September 8, 1992;
     and Treasury, May 16, 1980. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

(2)  Since August 31, 1992, the date closest to the fund's inception for which data is available.

(3)  Since May 31, 1980, the date closest to the fund's inception for which data is available.

                                                                              5

INFLATION-ADJUSTED BOND FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[bar chart data below]

                  Inflation-Adjusted Bond Fund
-------------------------------------------------------------------------------
2001               7.63%
2000              12.11%
1999               1.69%
1998               3.45%

(1)  As of June 30, 2002, the end of the most recent calendar quarter,
     Inflation-Adjusted Bond's year-to-date return was 6.65%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

INVESTOR CLASS

                                Highest                 Lowest
--------------------------------------------------------------------------------
Inflation-Adjusted Bond         4.56% (1Q 2001)         -1.07% (4Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Because the Institutional
Class of Inflation-Adjusted Bond was not in operation at the end of the calendar year, performance information is not included in the table below.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

[left margin]

[triangle]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

6

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001  1 year       Life of Fund(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund
Return Before Taxes                       7.63%             5.22%

Return After Taxes on Distributions       5.58%             2.97%

Return After Taxes on Distributions
and Sale of Fund Shares                   4.65%             3.03%

Salomon Inflation-Linked Index            7.92%             5.80%(2)
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  The inception date for the class is February 10, 1997.

(2)  Since January 31, 1997, the date closest to the fund's inception for which data is available.

                                                                              7

SHORT-TERM GOVERNMENT FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[bar chart data below]

                   Short-Term Government Fund
-------------------------------------------------------------------------------
2001                7.10%
2000                7.82%
1999                1.87%
1998                6.04%
1997                6.02%
1996                4.11%
1995               10.51%
1994               -0.40%
1993                4.17%
1992                4.39%

(1)  As of June 30, 2002, the end of the most recent calendar quarter,
     Short-Term Government's year-to-date return was 2.34%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

INVESTOR CLASS

                              Highest                    Lowest
--------------------------------------------------------------------------------
Short-Term Government         3.18% (1Q 1995)            -1.03% (1Q 1994)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

[left margin]

[triangle]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will  perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

8

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001         1 year   5 years   10 years   Life of Fund(1)
----------------------------------------------------------------------------------------------------
Short-Term Government Fund
Return Before Taxes                                   7.10%    5.75%     5.11%      6.90%

Return After Taxes on Distributions                   5.01%    3.52%     3.11%      N/A

Return After Taxes on Distributions
and Sale of Fund Shares                               4.29%    3.48%     3.11%      N/A

Salomon 1- to 3-Year Treasury/Agency Index            8.45%    6.66%     6.11%      8.01%(2)
(reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------

(1)  The inception date for the class is December 15, 1982. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

(2)  Since December 31, 1982, the date closest to the fund's inception for which data is available.

                                                                              9

GINNIE MAE FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INVESTOR CLASS

[bar chart data below]

                    Ginnie Mae Fund
-------------------------------------------------------------------------------
2001                 7.43%
2000                10.52%
1999                 0.97%
1998                 6.33%
1997                 8.79%
1996                 5.21%
1995                15.86%
1994                -1.67%
1993                 6.59%
1992                 7.67%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, Ginnie
     Mae's year-to-date return was 4.43%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

INVESTOR CLASS

                            Highest                   Lowest
--------------------------------------------------------------------------------
Ginnie Mae                  4.95% (2Q 1995)           -2.39% (1Q 1994)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

[left margin]

[triangle]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

10

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

INVESTOR CLASS

For the calendar year ended December 31, 2001         1 year   5 years   10 years   Life of Fund(1)
----------------------------------------------------------------------------------------------------
Ginnie Mae Fund
Return Before Taxes                                   7.43%    6.76%     6.67%      8.24%

Return After Taxes on Distributions                   5.00%    4.14%     4.04%      N/A

Return After Taxes on Distributions
and Sale of Fund Shares                               4.52%    4.09%     4.06%      N/A

Salomon 30-Year GNMA Index                            8.25%    7.48%     7.21%      9.12%(2)
(reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------

(1)  The inception date for the class is September 23, 1985. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

(2)  Since September 30, 1985, the date closest to the fund's inception for which data is available.

                                                                             11

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                          $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                               Management  Distribution and       Other         Total Annual Fund
                               Fee(1)      Service (12b-1) Fees   Expenses(2)   Operating Expenses
---------------------------------------------------------------------------------------------------
Investor Class
    Capital Preservation       0.47%       None                   0.00%         0.47%
---------------------------------------------------------------------------------------------------
    Government Agency
    Money Market               0.47%       None                   0.00%         0.47%
---------------------------------------------------------------------------------------------------
    Government Bond            0.51%       None                   0.00%         0.51%
---------------------------------------------------------------------------------------------------
    Treasury                   0.51%       None                   0.00%         0.51%
---------------------------------------------------------------------------------------------------
    Inflation-Adjusted Bond    0.51%       None                   0.00%         0.51%
---------------------------------------------------------------------------------------------------
    Short-Term Government      0.59%       None                   0.00%         0.59%
---------------------------------------------------------------------------------------------------
    Ginnie Mae                 0.59%       None                   0.00%         0.59%
---------------------------------------------------------------------------------------------------
Institutional Class
    Inflation-Adjusted Bond    0.31%       None                   0.00%         0.31%
---------------------------------------------------------------------------------------------------

(1)  Based on assets of all classes of a particular fund during the funds' most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

12

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                        1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
Investor Class
    Capital Preservation                $48      $151      $263      $591
--------------------------------------------------------------------------------
    Government Agency Money Market      $48      $151      $263      $591
--------------------------------------------------------------------------------
    Government Bond                     $52      $163      $285      $640
--------------------------------------------------------------------------------
    Treasury                            $52      $163      $285      $640
--------------------------------------------------------------------------------
    Inflation-Adjusted Bond             $52      $163      $285      $640
--------------------------------------------------------------------------------
    Short-Term Government               $60      $189      $329      $736
--------------------------------------------------------------------------------
    Ginnie Mae                          $60      $189      $329      $736
--------------------------------------------------------------------------------
Institutional Class
    Inflation-Adjusted Bond             $32      $100      $174      $393
--------------------------------------------------------------------------------

[right margin]

[triangle]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                                                                             13

OBJECTIVES, STRATEGIES AND RISKS

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are money market funds that seek maximum safety and liquidity and seek to pay shareholders the highest rate of return consistent with this objective.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds buy short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S.
government. The income from these securities is exempt from state income tax.

Government Agency Money Market also buys other short-term money market instruments issued by the U.S. government and its agencies and instrumentalities, including mortgage-related securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. Although the income from some securities in this category may not be exempt from state income tax, Government Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax.

Government Agency Money Market will invest at least 80% of its assets in securities issued by the U.S.Treasury and by the U.S. government and its agencies and instrumentalities.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the types of securities that they may buy, as shown in the table below.

Type of Security         Capital Preservation   Government Agency Money Market
--------------------------------------------------------------------------------
U.S. Treasury            Yes                    Yes
--------------------------------------------------------------------------------
U.S. government
agencies                 No                     Yes
--------------------------------------------------------------------------------
U.S. government
instrumentalities        No                     Yes
--------------------------------------------------------------------------------

U.S. Treasury securities are believed to be the safest securities because they are supported by the government's full faith and credit pledge (the highest credit quality available) and because they are among the most widely traded and most liquid securities investors can buy. Other types of U.S. government securities do not necessarily carry the full faith and credit pledge of the U.S.
government, nor are they as liquid as U.S. Treasury securities. On the other hand, other U.S. government securities generally have higher yields than U.S.
Treasury securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because short-term money market instruments are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than funds that invest in longer-term or lower-quality securities.

Government Agency Money Market invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Government Agency Money Market, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

[left margin]

[triangle]
Money market instruments have less than 397 days remaining until maturity.

14

GOVERNMENT BOND FUND
TREASURY FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest level of current income exempt from state income tax. They also seek to maintain safety of capital.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds buy U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The funds also may buy other securities issued by the U.S. government and its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. Treasury may invest up to 20% of its total assets in these securities. Government Bond may invest an unlimited percentage of its assets in these securities. Government Bond also may invest in mortgage-backed securities issued by the U.S. government and its agencies and instrumentalities. In addition, the funds generally seek to purchase U.S. government securities with income that is exempt from state income tax.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Treasury must invest at least 80% of its assets in U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government

*  Government Bond must invest at least 80% of its assets in U.S. government debt securities, which includes U.S. Treasury securities and other securities
   (including mortgage-backed securities) issued by the U.S. government and its agencies and instrumentalities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

When interest rates change, each fund's share value will be affected. Generally, when interest rates rise, a fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

The fund managers monitor the weighted average maturity of Treasury and
Government Bond. The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant factors.

The funds' share values will fluctuate. As a result, it is possible to lose money by investing in the funds. In general, funds that have a higher potential gain have a higher potential loss.

Government Bond invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Government Bond, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

                                                                             15

INFLATION-ADJUSTED BOND FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund must invest at least 80% of its assets in inflation-adjusted debt securities. These securities include inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and  inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value is indexed for changes in inflation.

The fund also may invest up to 20% of its assets in traditional U.S. Treasury securities that are not inflation-indexed.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the fund's share value. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities increases  the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated BBB  or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

[left margin]

The REAL INTEREST RATE is the current market interest rate minus the market's inflation expectations.

16

SHORT-TERM GOVERNMENT FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Short-Term Government seeks high current income while maintaining safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys short-term securities and will invest at least 80% of the fund's assets in securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.
Short-Term Government may invest up to 20% of its total assets in investment-grade debt securities of U.S. companies.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be three years or less.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing  mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

                                                                             17

GINNIE MAE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund must invest at least 80% of its assets in certificates issued by the
Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit pledge of the U.S. government. This means that the fund receives its share of payments regardless of whether the ultimate borrowers make their payments.

The fund also may buy securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities issued by the
Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan
Mortgage Corporation (Freddie Mac), among others. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, the fund may purchase securities in advance through when-issued and forward commitment transactions.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Ginnie
Mae than for funds that have shorter weighted average maturities, such as money market funds.

Ginnie Mae invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Ginnie Mae, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds that have shorter weighted average maturities.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

18

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            Amount of        Percent of   Remaining    Weighted
                            Security Owned   Portfolio    Maturity     Maturity
--------------------------------------------------------------------------------
Debt Security A             $100,000         25%          4 years      1 year
--------------------------------------------------------------------------------
Debt Security B             $300,000         75%          12 years     9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                              10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[right margin]

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

                                                                              19

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity  Current Price    Price After 1% Increase   Change in Price
-------------------------------------------------------------------------------
1 year              $100.00          $99.06                     -0.94%
-------------------------------------------------------------------------------
3 years             $100.00          $97.38                     -2.62%
-------------------------------------------------------------------------------
10 years            $100.00          $93.20                     -6.80%
-------------------------------------------------------------------------------
30 years            $100.00          $88.69                    -11.31%
-------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                Interest Rate Risk  Credit Risk  Liquidity Risk
--------------------------------------------------------------------------------
Capital Preservation            Lowest              Lowest       Very Low
--------------------------------------------------------------------------------
Government Agency Money Market  Lowest              Low          Very Low
--------------------------------------------------------------------------------
Government Bond                 Moderate(1)         Low          Very Low
--------------------------------------------------------------------------------
Treasury                        Moderate(1)         Very Low     Very Low
--------------------------------------------------------------------------------
Inflation-Adjusted Bond         Moderate            Very Low     Very Low
--------------------------------------------------------------------------------
Short-Term Government           Low                 Low          Very Low
--------------------------------------------------------------------------------
Ginnie Mae                      Moderate            Very Low     Very Low
--------------------------------------------------------------------------------

(1)  The interest rate risk is moderate under normal market conditions, but it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

[left margin]

[triangle]
Credit quality may be lower when the issuer has any of the following

* a high debt level

* a short operating history

* a difficult, competitive environment

* a less stable cash flow

20

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares of the funds. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

                                                                              21

Management Fees Paid by the Funds
to the Advisor as a Percentage of
Average Net Assets for the Most Recent
Fiscal Year Ended March 31, 2002         Investor Class    Institutional Class
--------------------------------------------------------------------------------
Capital Preservation                     0.47%             N/A(1)
--------------------------------------------------------------------------------
Government Agency Money Market           0.47%             N/A(1)
--------------------------------------------------------------------------------
Government Bond                          0.51%             N/A(1)
--------------------------------------------------------------------------------
Treasury                                 0.51%             N/A(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond                  0.51%             N/A(2)
--------------------------------------------------------------------------------
Short-Term Government                    0.59%             N/A(1)
--------------------------------------------------------------------------------
Ginnie Mae                               0.59%             N/A(1)
--------------------------------------------------------------------------------

(1)  The fund does not offer Institutional Class shares.

(2)  The institutional class was not in operation during the fiscal year ended
     March 31, 2002. The class will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedule:

Investment Category Fee Schedule      Complex Fee Schedule (Institutional Class)

Category Assets        Fee Rate       Complex Assets          Fee Rate
---------------        --------       --------------          --------
First $1 billion       0.2800%        First $2.5 billion      0.1100%
Next $1 billion        0.2280%        Next $7.5 billion       0.1000%
Next $3 billion        0.1980%        Next $15 billion        0.0985%
Next $5 billion        0.1780%        Next $25 billion        0.0970%
Next $15 billion       0.1650%        Next $50 billion        0.0960%
Next $25 billion       0.1630%        Next $100 billion       0.0950%
Thereafter             0.1625%        Next $100 billion       0.0940%
                                      Next $200 billion       0.0930%
                                      Next $250 billion       0.0920%
                                      Next $500 billion       0.0910%
                                      Thereafter              0.0900%

THE FUND MANAGEMENT TEAMS

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the Money Market team are identified below.

Capital Preservation
Government Agency Money Market

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

COLLEEN M. DENZLER

Ms. Denzler, Vice President, Senior Portfolio Manager and Fixed-Income
Investment Liaison, has been a member of the team since January 1996. Prior to joining American Century in January 1996, she was a Portfolio Manager with the
Calvert Group for 10 years, specializing in state tax-exempt portfolios. She has a bachelor's degree in finance from Radford University. She is a CFA charterholder.

[left margin]

[triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the funds.
Among  other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and  sale of the same security within 60 calendar days. In addition, the Code  of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

22

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the team since May 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden
Gate University.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services Representative. He also was an Associate Municipal Credit Analyst for two years. He has  a bachelor's degree in finance from Santa Clara University.
He is a CFA charterholder.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State University.

The portfolio managers on the Taxable Bond team are identified below.

Government Bond
Treasury
Inflation-Adjusted Bond
Short-Term Government
Ginnie Mae

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team since August 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since September 1997. He joined American Century as a Senior Corporate Credit
Analyst in  July 1996 and was promoted to Portfolio Manager in November 2001. He has a B.S. in  business administration (finance concentration) from California
Polytechnic State  University-San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the  University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

                                                                              23

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team since August
1997. He joined American Century in October 1991 as an Investor Relations
Representative. He has bachelor's degrees in economics and mathematics from
Claremont McKenna College. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

MICHAEL J. SHEARER

Dr. Shearer, Vice President, Portfolio Manager and Director-Fixed-Income
Quantitative Strategies, has been a member of the team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was  Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. He also holds a bachelor's degree, master's degree and doctorate in applied mathematics from the University of California - Los Angeles.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined American Century in February 1996 as an Investment Analyst and was
promoted  to Portfolio Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton
University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

24

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE

INVESTOR CLASS

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

INSTITUTIONAL CLASS

Service Representative
1-800-345-3533

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
BY MAIL OR FAX

INVESTOR CLASS

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

INSTITUTIONAL CLASS

P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

                                                                             25

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

AUTOMATICALLY

INVESTOR AND
INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

INVESTOR AND
INSTITUTIONAL CLASS

[triangle]  Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the Open an account wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St                          4917 Town Center Drive
Kansas City, Missouri                 Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday  8 a.m. to 6 p.m., Monday - Friday
                                      8 a.m. to noon, Saturday

1665 Charleston Road                  10350 Park Meadows Drive
Mountain View, California             Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday     8:30 a.m. to 5:30 p.m., Monday - Friday

26

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $2,500
--------------------------------------------------------------------------------
Roth IRA                                                    $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)               $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $2,500
--------------------------------------------------------------------------------
403(b)                                                      $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                  $2,500(3)
--------------------------------------------------------------------------------

(1)  Formerly Education IRA

(2)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month.
     If your contribution is less than $50 a month, you may make only one fund choice.

(3)  The minimum investment requirements may be different for some types of retirement accounts.

ACCOUNT MAINTENANCE FEE (INVESTOR CLASS)

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.
The Institutional Class does not have an account maintenance fee.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

[right margin]

PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

                                                                             27

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV)
next determined after we receive your transaction request in good order.
Each time you make an investment with American Century, there is a seven-day holding period before you  can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class. Please note that you may incur tax liability as a result of the redemption.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

[left margin]
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

28

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[right margin]

[triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

                                                                              29

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by non-money market funds are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the funds' board. The portfolio securities of the money market funds are valued at amortized cost. This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price  and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of  the security.
The board has adopted procedures to ensure that this type of pricing is fair to the funds' shareholders.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Money Market Funds

Each money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Other Funds

Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next  business day after your purchase is effective. For example, if you purchase shares on a  day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

30

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Bracket       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund  held the underlying security that was sold, not by how long you have been invested  in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[right margin]

[triangle]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                              31

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption  may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

32

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds:  Investor Class,
Institutional Class, Advisor Class and C Class. The shares offered by this
Prospectus are Investor Class shares and Institutional Class shares. Investor
Class shares have no up-front or deferred charges, commissions or 12b-1 fees.
Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. Inflation-Adjusted Bond is the only fund currently offering Institutional Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do  not vary by class.
Different fees and expenses will affect performance. For additional  information concerning Advisor Class or C Class shares, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

                                                                              33

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Reports and the financial statements are included in the funds' Annual Reports, which are available upon request.

34

CAPITAL PRESERVATION FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data

                                          2002        2001        2000       1999        1998
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $1.00       $1.00       $1.00      $1.00       $1.00
                                       --------  ----------  ----------  ---------  ------------
Income From Investment Operations
  Net Investment Income                   0.03        0.06        0.05       0.05        0.05
                                       --------  ----------  ----------  ---------  ------------
Distributions
  From Net Investment Income             (0.03)      (0.06)      (0.05)     (0.05)      (0.05)
                                       --------  ----------  ----------  ---------  ------------
Net Asset Value, End of Period           $1.00       $1.00       $1.00      $1.00       $1.00
                                       ========  ==========  ==========  =========  ============
  Total Return(1)                         2.84%       5.75%       4.63%      4.72%       5.06%

Ratios/Supplemental Data

                                          2002        2001        2000       1999        1998
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                        0.47%       0.47%       0.48%      0.48%       0.49%

Ratio of Net Investment Income to
Average Net Assets                        2.76%       5.56%       4.51%      4.53%       4.90%

Net Assets, End of Period
(in thousands)                       $3,333,519  $3,461,464  $3,350,237  3,324,805  $3,144,584

(1) Total return assumes reinvestment of dividends and capital gains distributions, if any.

                                                                             35

GOVERNMENT AGENCY MONEY MARKET FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data

                                          2002      2001      2000      1999     1998
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $1.00     $1.00     $1.00     $1.00    $1.00
                                        --------  -------  --------  --------  --------
Income From Investment Operations
  Net Investment Income                   0.03      0.06      0.05      0.05     0.05
                                        --------  -------  --------  --------  --------
Distributions
  From Net Investment Income             (0.03)    (0.06)    (0.05)    (0.05)   (0.05)
                                        --------  -------  --------  --------  --------
Net Asset Value, End of Period           $1.00     $1.00     $1.00     $1.00    $1.00
                                        ========  =======  ========  ========  ========
  Total Return(1)                         2.96%     5.98%     4.98%     4.91%    5.14%

Ratios/Supplemental Data

                                           2002      2001      2000      1999     1998
---------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                        0.47%     0.47%     0.48%     0.48%     0.51%

Ratio of Net Investment Income to
Average Net Assets                        2.91%     5.82%     4.88%     4.79%     5.02%

Net Assets, End of Period
(in thousands)                         $614,223  $600,373  $555,374  $527,842  $487,791

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

36

GOVERNMENT BOND FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data

                                           2002       2001    2000      1999       1998
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.39     $9.82   $10.12    $10.58     $9.32
                                          --------  -------  --------  --------  --------
Income From Investment Operations
  Net Investment Income                     0.53      0.56     0.57      0.58      0.61
  Net Realized and Unrealized Gain (Loss)  (0.42)     0.57    (0.30)     0.11      1.26
                                          --------  -------  --------  --------  --------
  Total From Investment Operations          0.11      1.13     0.27      0.69      1.87
                                          --------  -------  --------  --------  --------
Distributions
  From Net Investment Income               (0.53)    (0.56)   (0.57)    (0.58)    (0.61)
  From Net Realized Gains                     --        --       --     (0.57)       --
                                          --------  -------  --------  --------  --------
  Total Distributions                      (0.53)    (0.56)   (0.57)    (1.15)    (0.61)
                                          --------  -------  --------  --------  --------
Net Asset Value, End of Period             $9.97    $10.39    $9.82    $10.12    $10.58
                                          ========  =======  ========  ========  ========
  Total Return(1)                           0.96%    11.86%    2.86%     6.33%    20.48%

Ratios/Supplemental Data

                                           2002       2001    2000      1999       1998
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                          0.51%     0.51%    0.51%     0.51%     0.54%

Ratio of Net Investment Income to
Average Net Assets                          5.09%     5.58%    5.84%     5.37%     6.00%

Portfolio Turnover Rate                      135%      107%     182%      105%       57%

Net Assets, End of Period
(in thousands)                           $123,319  $121,359  $85,886  $137,552  $103,381

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

                                                                             37

TREASURY FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data

                                              2002      2001      2000      1999      1998
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.76    $10.03    $10.45    $10.56    $10.06
                                           --------  --------  --------  --------  ---------
Income From Investment Operations
  Net Investment Income                       0.48      0.55      0.53      0.54      0.59
  Net Realized and Unrealized Gain (Loss)    (0.16)     0.73     (0.37)     0.10      0.50
                                           --------  --------  --------  --------  ---------
  Total From Investment Operations            0.32      1.28      0.16      0.64      1.09
                                           --------  --------  --------  --------  ---------
Distributions
  From Net Investment Income                 (0.48)    (0.55)    (0.53)    (0.54)    (0.59)
  From Net Realized Gains                       --        --     (0.05)    (0.21)       --
                                           --------  --------  --------  --------  ---------
  Total Distributions                        (0.48)    (0.55)    (0.58)    (0.75)    (0.59)
                                           --------  --------  --------  --------  ---------
Net Asset Value, End of Period              $10.60    $10.76    $10.03    $10.45    $10.56
                                           ========  ========  ========  ========  =========
  Total Return(1)                             3.01%    13.17%     1.51%     6.09%    11.04%
Ratios/Supplemental Data
                                              2002      2001      2000      1999      1998
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                            0.51%     0.51%     0.51%     0.51%     0.51%

Ratio of Net Investment Income to
Average Net Assets                            4.45%     5.37%     5.11%     5.01%     5.63%

Portfolio Turnover Rate                        164%      108%      171%      221%      194%

Net Assets, End of Period
(in thousands)                             $421,312  $391,306  $329,995  $435,494  $374,861

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
     SEC guidelines and does not result in any gain of loss of value between one class and another.

38

INFLATION-ADJUSTED BOND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data

                                              2002     2001     2000    1999    1998
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.87    $9.41    $9.48   $9.63    $9.74
                                            -------  -------  -------  -------  -------
Income From Investment Operations
  Net Investment Income                       0.38     0.67     0.58    0.47     0.44
  Net Realized and Unrealized Gain (Loss)     0.02     0.46    (0.07)  (0.15)   (0.11)
                                            -------  -------  -------  -------  -------
  Total From Investment Operations            0.40     1.13     0.51    0.32     0.33
                                            -------  -------  -------  -------  -------
Distributions
  From Net Investment Income                 (0.38)   (0.67)   (0.58)  (0.47)   (0.44)
  From Net Realized Gains                     --(1)      --       --      --      --
                                            -------  -------  -------  -------  -------
  Total Distributions                        (0.38)   (0.67)   (0.58)  (0.47)   (0.44)
                                            -------  -------  -------  -------  -------
Net Asset Value, End of Period               $9.89    $9.87    $9.41   $9.48    $9.63
                                            =======  =======  =======  =======  =======
  Total Return(2)                             4.16%   12.62%    5.52%   3.37%    3.45%

Ratios/Supplemental Data

                                              2002     2001     2000    1999    1998
---------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                            0.51%    0.51%    0.51%   0.49%   0.50%

Ratio of Net Investment Income to
Average Net Assets                            3.12%    6.75%    6.06%   4.84%   4.45%

Portfolio Turnover Rate                         40%      39%      52%    127%     69%

Net Assets, End of Period
(in thousands)                             $185,518  $57,577  $18,610  $8,980  $5,279

(1)  Per-share amount was less than $0.005.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
     SEC guidelines and does not result in any gain of loss of value between one class and another.

                                                                             39

SHORT-TERM GOVERNMENT FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

Per-Share Data

                                              2002      2001      2000      1999     1998(1)      1997
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $9.47     $9.19     $9.47     $9.46     $9.49       $9.47
                                            --------  --------  --------  --------  ---------  --------
Income From Investment Operations
  Net Investment Income                       0.45      0.54      0.52      0.49      0.21        0.52
  Net Realized and Unrealized Gain (Loss)    (0.01)     0.28     (0.28)     0.01     (0.03)       0.02
                                            --------  --------  --------  --------  ---------  --------
  Total From Investment Operations            0.44      0.82      0.24      0.50      0.18        0.54
                                            --------  --------  --------  --------  ---------  --------
Distributions
  From Net Investment Income                 (0.45)    (0.54)    (0.52)    (0.49)    (0.21)      (0.52)
                                            --------  --------  --------  --------  ---------  --------
Net Asset Value, End of Period               $9.46     $9.47     $9.19     $9.47     $9.46       $9.49
                                            ========  ========  ========  ========  =========  ========
  Total Return(2)                             4.68%     9.25%     2.51%     5.39%     1.95%       5.86%

Ratios/Supplemental Data

                                              2002      2001      2000      1999     1998(1)      1997
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                            0.59%     0.59%     0.59%     0.59%     0.59%(3)    0.68%

Ratio of Net Investment Income to
Average Net Assets                            4.67%     5.87%     5.48%     5.15%     5.43%(3)    5.53%

Portfolio Turnover Rate                        165%       92%      323%      196%       54%        293%

Net Assets, End of Period (in thousands)   $832,199  $797,718  $762,363  $832,344  $808,464    $519,332

(1)  The fund's fiscal year end was changed from October 31 to March 31 resulting in a five month reporting period. For years prior to 1998, the fund's fiscal year was October 31.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(3)  Annualized.

40

GINNIE MAE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31

Per-Share Data

                                              2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.63      $10.16       $10.62     $10.67      $10.33
                                           --------  ----------  -----------  ---------  ------------
Income From Investment Operations
  Net Investment Income                       0.62        0.68         0.67       0.64        0.69
  Net Realized and Unrealized Gain (Loss)    (0.05)       0.47        (0.46)     (0.05)       0.34
                                           --------  ----------  -----------  ---------  ------------
  Total From Investment Operations            0.57        1.15         0.21       0.59        1.03
                                           --------  ----------  -----------  ---------  ------------
Distributions
  From Net Investment Income                 (0.62)      (0.68)       (0.67)     (0.64)      (0.69)
                                           --------  ----------  -----------  ---------  ------------
Net Asset Value, End of Period              $10.58      $10.63       $10.16     $10.62      $10.67
                                           ========  ==========  ===========  =========  ============
  Total Return(1)                             5.43%      11.70%       2.01%       5.66%      10.21%
Ratios/Supplemental Data

                                              2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                            0.59%       0.59%       0.59%       0.59%       0.58%

Ratio of Net Investment Income to
Average Net Assets                            5.75%       6.57%       6.42%       5.98%       6.49%

Portfolio Turnover Rate                        218%        143%        133%        119%        133%

Net Assets, End of Period
(in thousands)                           $1,699,876  $1,358,978  $1,240,003  $1,415,607  $1,285,641

(1)  Total return assumes reinvestment of dividends and capital gains distributions, if any.

                                                                            41

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

On the Internet     * EDGAR database at www.sec.gov

                    * By email request at publicinfo@sec.gov

By mail             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Fund Reference                           Fund Code  Ticker  Newspaper Listing
--------------------------------------------------------------------------------
Investor Class
    Capital Preservation Fund            901        CPFXX   AmC CApPr
--------------------------------------------------------------------------------
    Government Agency Money Market Fund  971        BGAXX   AmCGvAg
--------------------------------------------------------------------------------
    Government Bond Fund                 974        BLAGX   GovBnd
--------------------------------------------------------------------------------
    Treasury Fund                        950        CPTNX   Treas
--------------------------------------------------------------------------------
    Inflation-Adjusted Bond Fund         975        ACITX   InfAdjBd
--------------------------------------------------------------------------------
    Short-Term Government Fund           023        TWUSX   SGov
--------------------------------------------------------------------------------
    Ginnie Mae Fund                      970        BGNMX   Ginniemae
--------------------------------------------------------------------------------
Institutional Class
    Inflation-Adjusted Bond Fund         357        N/A     InfAdjBd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4363

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS

www.americancentury.com

Investor Class
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0207
SH-PRS-29766

[front cover]

Your
American Century
prospectus

ADVISOR CLASS

Government Agency Money Market Fund
Government Bond Fund
Treasury Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund
Ginnie Mae Fund

C CLASS

Ginnie Mae Fund

JULY 31, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

                                [american century logo and text logo (reg. sm)]

Dear Investor,

American Century is committed to providing you with an easy-to-read prospectus that gives you the information you need to make confident investment decisions.

This year, you'll notice that we've combined information about Advisor Class and
C Class shares into one prospectus. Advisor Class and C Class shares are both offered primarily through employer-sponsored retirement plans, or through institutions such as banks, broker-dealers and insurance companies.

It's important for you to be aware of which class of shares you own or are considering for purchase while you're reading through your prospectus. Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Read carefully through the Fund Performance History, Investing with American
Century, and Financial Highlights sections, as they reflect the most significant differences between the classes. Some sections have separate pages for the different classes.

After you've reviewed your prospectus, should you have any questions, please visit www.americancentury.com. You'll find information there 24 hours a day, seven days a week that should answer many of your questions. Or, call your investment professional, who will be happy to assist you.

Sincerely,

/s/ W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[left margin]

              [american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

     Government Bond Fund

     Government Bond Fund

[right margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of
U.S. government securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued by the U.S.
government or its agencies or instrumentalities. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other; it should not be used to compare these funds with other mutual funds. A more detailed description of the funds' investment strategies and risks begins on page 11.

Fund                 Primary Investments               Principal Risks
--------------------------------------------------------------------------------
Government Agency    Short-term U.S. government        Low credit risk
Money Market         securities that mature in         Lowest interest
                     397 days or less                  rate risk
--------------------------------------------------------------------------------
Government Bond      U.S. government securities        Low credit risk
                     of any maturity                   Moderate interest
                                                       rate risk(1)
--------------------------------------------------------------------------------
Treasury             U.S. Treasury securities          Very low credit risk
                     of any maturity                   Moderate interest
                                                       rate risk(1)
--------------------------------------------------------------------------------
Inflation-Adjusted   Inflation-indexed U.S.            Very low credit risk
Bond                 Treasury securities               Moderate interest
                                                       rate risk
--------------------------------------------------------------------------------
Short-Term           U.S. government securities        Low credit risk
Government           That mature in three years        Low interest rate risk
                     or less                           Prepayment risk
--------------------------------------------------------------------------------
Ginnie Mae           Ginnie Maes, which are            Very low credit risk
                     mortgage-backed securities        Moderate interest
                     issued by the Government          rate risk
                     National Mortgage Association     Prepayment risk
--------------------------------------------------------------------------------

(1)  The interest rate risk is moderate under normal market conditions, and it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking current income

*  seeking diversification by investing in a fixed-income mutual fund

*  comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for long-term growth

*  looking for the added security of FDIC insurance

[left margin]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

[triangle]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

2

FUND PERFORMANCE HISTORY

GOVERNMENT AGENCY MONEY MARKET FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

ADVISOR CLASS

[bar chart data below]

                      Government Agency Money Market Fund
------------------------------------------------------------------------------
2001                  3.63%
2000                  5.73%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return was 1.36%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

ADVISOR CLASS

                                     Highest                 Lowest
--------------------------------------------------------------------------------
Government Agency Money Market       1.48% (3Q 2000)         0.47% (4Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2001     1 year      Life of Class(1)
--------------------------------------------------------------------------------
Government Agency Money Market                    3.63%       4.64%
90-Day Treasury Bill Index                        3.43%       4.73%(2)
--------------------------------------------------------------------------------

(1)  The inception date for the class is April 12, 1999.

(2)  Since March 31, 1999, the date closest to the class's inception for which data is available.

[right margin]

[triangle]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[triangle]
For current performance information, including yields, please call us at
A1-800-345-3533 or visit us at www.americancentury.com.

                                                                              3

GOVERNMENT BOND FUND
TREASURY FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year.

ADVISOR CLASS

[bar chart data below]

                     Government Bond Fund        Treasury Fund
------------------------------------------------------------------------------
2001                  3.55%                       6.48%
2000                 19.16%                      12.35%
1999                 -8.93%                      -2.30%
1998                    N/A                       8.67%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, the funds' year-to-date returns were Government Bond, 6.59% and
     Treasury, 7.49%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

ADVISOR CLASS

                            Highest                   Lowest
--------------------------------------------------------------------------------
Government Bond             7.89% (1Q 2000)           -4.24% (1Q 1999)
--------------------------------------------------------------------------------
Treasury                    5.78% (3Q 2001)           -1.36% (4Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

[left margin]

[triangle]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

4

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2001      1 year      Life of Class(1)
--------------------------------------------------------------------------------
Government Bond Fund
Return Before Taxes                                3.55%       5.31%

Return After Taxes on Distributions                1.64%       2.87%

Return After Taxes on Distributions
and Sale of Fund Shares                            2.18%       3.13%

Salomon Long-Term Treasury Index                   4.23%       6.77%(2)
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------
Treasury Fund
Return Before Taxes                                6.48%       6.44%

Return After Taxes on Distributions                4.69%       4.24%

Return After Taxes on Distributions
and Sale of Fund Shares                            3.95%       4.07%

Salomon 3- to 10-Year Treasury Index               7.58%       7.40%(3)
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  The inception dates for the class are: Government Bond, January 12, 1998;
     and Treasury, October 9, 1997.

(2)  Since December 31, 1997, the date closest to the class's inception for which data is available.

(3)  Since September 30, 1997, the date closest to the class's inception for which data is available.

                                                                              5

INFLATION-ADJUSTED BOND FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

ADVISOR CLASS

[bar chart data below]

                     Inflation-Adjusted Bond Fund
------------------------------------------------------------------------------
2001                  7.36%
2000                 11.83%
1999                  1.45%

(1)  As of June 30, 2002, the end of the most recent calendar quarter,
     Inflation-Adjusted Bond's year-to-date return was 13.26%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

ADVISOR CLASS

                                Highest                   Lowest
--------------------------------------------------------------------------------
Inflation-Adjusted Bond         4.50% (1Q 2001)           -1.13% (4Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2001       1 year     Life of Class(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond Fund

Return Before Taxes                                 7.36%      6.22%

Return After Taxes on Distributions                 5.42%      3.93%

Return After Taxes on Distributions
and Sale of Fund Shares                             4.49%      3.82%

Salomon Inflation-Linked Index                      7.92%      7.25%(2)
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  The inception date for the class is June 15, 1998.

(2)  Since June 30, 1998, the date closest to the class's inception for which data is available.

[left margin]

[triangle]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

6

SHORT-TERM GOVERNMENT FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

ADVISOR CLASS

[bar chart data below]

                      Short-Term Government Fund
------------------------------------------------------------------------------
2001                  6.83%
2000                  7.55%
1999                  1.62%

(1)  As of June 30, 2002, the end of the most recent calendar quarter,
     Short-Term Government's year-to-date return was 4.52%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

ADVISOR CLASS

                             Highest                    Lowest
--------------------------------------------------------------------------------
Short-Term Government        3.03% (3Q 2001)            -0.59% (2Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2001      1 year       Life of Class(1)
--------------------------------------------------------------------------------
Short-Term Government Fund
Return Before Taxes                                6.83%        5.42%

Return After Taxes on Distributions                4.87%        3.31%

Return After Taxes on Distributions
and Sale of Fund Shares                            4.16%        3.27%

Salomon 1- to 3-Year Treasury/Agency Index         8.45%        6.73%(2)
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  The inception date for the class is July 8, 1998.

(2)  Since June 30, 1998, the date nearest the class's inception for which data is available.

[right margin]

[triangle]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

                                                                              7

GINNIE MAE FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

ADVISOR CLASS

[bar chart data below]

                     Ginnie Mae Fund
------------------------------------------------------------------------------
2001                  7.16%
2000                 10.25%
1999                  0.72%
1998                  6.06%

(1)  As of June 30, 2002, the end of the most recent calendar quarter, Ginnie
     Mae's year-to-date return was 8.77%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

ADVISOR CLASS

                                Highest                  Lowest
--------------------------------------------------------------------------------
Ginnie Mae                      3.54% (3Q 2001)          -0.90% (2Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. Because the C Class of Ginnie Mae did not have a full calendar year's worth of performance, it is not included in the table below.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

ADVISOR CLASS

For the calendar year ended December 31, 2001    1 year        Life of Class(1)
--------------------------------------------------------------------------------
Ginnie Mae Fund
Return Before Taxes                              7.16%         6.13%

Return After Taxes on Distributions              4.84%         3.66%

Return After Taxes on Distributions
and Sale of Fund Shares                          4.36%         3.66%

Salomon 30-Year GNMA Index                       8.25%         7.15%(2)
(reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  The inception date for the class is October 9, 1997.

(2)  Since September 30, 1997, the date closest to the class's inception for which data is available.

[left margin]

[triangle]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

8

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
C Class
   Maximum Deferred Sales Charge (load)
   (as a percentage of net asset value)                        0.75%(1)
--------------------------------------------------------------------------------

(1)  The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                             Management  Distribution and         Other         Total Annual Fund
                             Fee(1)      Service (12b-1) Fees(2)  Expenses(3)   Operating Expenses
----------------------------------------------------------------------------------------------------
Advisor Class
    Government Agency
    Money Market             0.22%       0.50%                    0.00%         0.72%
----------------------------------------------------------------------------------------------------
    Government Bond          0.26%       0.50%                    0.00%         0.76%
----------------------------------------------------------------------------------------------------
    Treasury                 0.26%       0.50%                    0.00%         0.76%
----------------------------------------------------------------------------------------------------
    Inflation-Adjusted Bond  0.26%       0.50%                    0.00%         0.76%
----------------------------------------------------------------------------------------------------
    Short-Term Government    0.34%       0.50%                    0.00%         0.84%
----------------------------------------------------------------------------------------------------
    Ginnie Mae               0.34%       0.50%                    0.00%         0.84%
----------------------------------------------------------------------------------------------------
C Class
    Ginnie Mae               0.59%       0.75%                    0.00%         1.34%
----------------------------------------------------------------------------------------------------

(1)  Based on assets of all classes of a particular fund during the funds'
     most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

(2)  The 12b-1 fee is designed to permit investors to purchase Advisor Class and C Class shares through broker-dealers, banks, insurance companies other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and
     Distribution Fees, page 28.

(3)  Other expenses, which include the fees and expenses of the funds'
     independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

[right margin]

[triangle]
When purchasing through a financial intermediary you may be charged a fee.

                                                                              9

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                1 year      3 years       5 years      10 years
-------------------------------------------------------------------------------------
Advisor Class
    Government Agency
    Money Market                $73         $230          $400         $892
-------------------------------------------------------------------------------------
    Government Bond             $78         $242          $422         $939
-------------------------------------------------------------------------------------
    Treasury                    $78         $242          $422         $939
-------------------------------------------------------------------------------------
    Inflation-Adjusted Bond     $78         $242          $422         $939
-------------------------------------------------------------------------------------
    Short-Term Government       $86         $268          $465         $1,034
-------------------------------------------------------------------------------------
    Ginnie Mae                  $86         $268          $465         $1,034
-------------------------------------------------------------------------------------
C Class
    Ginnie Mae                  $214        $423          $730         $1,603
-------------------------------------------------------------------------------------
You would pay the following expenses if you did not redeem your shares.

                                1 year      3 years       5 years      10 years
-------------------------------------------------------------------------------------
C Class
    Ginnie Mae                  $136        $423          $730         $1,603
-------------------------------------------------------------------------------------

[left margin]

[triangle]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

10

OBJECTIVES, STRATEGIES AND RISKS

GOVERNMENT AGENCY MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund is a money market fund that seeks maximum safety and liquidity and seeks to pay shareholders the highest rate of return consistent with this objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S.
government. The income from these securities is exempt from state income tax.

Government Agency Money Market also buys other short-term money market instruments issued by the U.S. government and its agencies and instrumentalities, including mortgage-related securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. Although the income from some securities in this category may not be exempt from state income tax, Government Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax.

Government Agency Money Market will invest at least 80% of its assets in securities issued by the U.S. Treasury and by the U.S. government and its agencies and instrumentalities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

U.S. Treasury securities are believed to be the safest securities because they are supported by the government's full faith and credit pledge (the highest credit quality available) and because they are among the most widely traded and most liquid securities investors can buy. Other types of U.S. government securities do not necessarily carry the full faith and credit pledge of the U.S.
government, nor are they as liquid as U.S. Treasury securities. On the other hand, other U.S. government securities generally have higher yields than U.S.
Treasury securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because short-term money market instruments are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Government Agency Money Market invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Government Agency Money Market, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

[right margin]

[triangle]
Money market instruments have less than 397 days remaining until maturity.

                                                                             11

GOVERNMENT BOND FUND
TREASURY FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest level of current income exempt from state income tax. They also seek to maintain safety of capital.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds buy U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The funds also may buy other securities issued by the U.S. government and its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. Treasury may invest up to 20% of its total assets in these securities. Government Bond may invest an unlimited percentage of its assets in these securities. Government Bond also may invest in mortgage-backed securities issued by the U.S. government and its agencies and instrumentalities. In addition, the funds generally seek to purchase U.S. government securities with income that is exempt from state income tax.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Treasury must invest at least 80% of its assets in U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

*  Government Bond must invest at least 80% of its assets in U.S. government debt securities, which includes U.S. Treasury securities and other securities
   (including mortgage-backed securities) issued by the U.S. government and its agencies and instrumentalities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

When interest rates change, each fund's share value will be affected. Generally, when interest rates rise, a fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

The fund managers monitor the weighted average maturity of Treasury and
Government Bond. The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant factors.

The funds' share values will fluctuate. As a result, it is possible to lose money by investing in the funds. In general, funds that have a higher potential gain have a higher potential loss.

Government Bond invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Government Bond, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

12

INFLATION-ADJUSTED BOND FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund must invest at least 80% of its assets in inflation-adjusted debt securities. These securities include inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and  inflation-indexed securities issued by entities other than the U.S. Treasury or U.S. government agencies and instrumentalities. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them; their principal value is indexed for changes in inflation.

The fund also may invest up to 20% of its assets in traditional U.S. Treasury securities that are not inflation-indexed.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed securities offer a return linked to inflation. They are designed to protect investors from a loss of value due to inflation. However, inflation-indexed securities are still subject to the effects of changes in market interest rates caused by factors other than inflation, or so-called REAL
INTEREST RATES. Because inflation-indexed securities trade at prevailing real, or after-inflation, interest rates, changes in these rates affect the fund's share value. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

Although an investment in inflation-indexed securities issued by entities other than the U.S. Treasury or the U.S. government and its agencies and instrumentalities increases  the potential credit risk associated with the fund, the fund will attempt to mitigate this additional risk by limiting its investments to issuers whose credit has been rated BBB  or higher, or, if unrated, determined to be of equivalent credit quality by the advisor.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

[right margin]

The REAL INTEREST RATE is the current market interest rate minus the market's inflation expectations.

                                                                             13

SHORT-TERM GOVERNMENT FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Short-Term Government seeks high current income while maintaining safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys short-term securities and will invest at least 80% of the fund's assets in securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.
Short-Term Government may invest up to 20% of its total assets in investment-grade debt securities of U.S. companies.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be three years or less.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing  mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

14

GINNIE MAE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund must invest at least 80% of its assets in certificates issued by the
Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit pledge of the U.S. government. This means that the fund receives its share of payments regardless of whether the ultimate borrowers make their payments.

The fund also may buy securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities issued by the
Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan
Mortgage Corporation (Freddie Mac), among others. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, the fund may purchase securities in advance through when-issued and forward commitment transactions.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Ginnie
Mae than for funds that have shorter weighted average maturities, such as money market funds.

Ginnie Mae invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by
Ginnie Mae, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds that have shorter weighted average maturities.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

                                                                             15

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            Amount of        Percent of   Remaining    Weighted
                            Security Owned   Portfolio    Maturity     Maturity
--------------------------------------------------------------------------------
Debt Security A             $100,000         25%          4 years      1 year
--------------------------------------------------------------------------------
Debt Security B             $300,000         75%          12 years     9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                              10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

16

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price After 1% Increase   Change in Price
--------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                                 Interest Rate Risk   Credit Risk     Liquidity Risk
--------------------------------------------------------------------------------------
Government Agency Money Market   Lowest               Low             Very Low
--------------------------------------------------------------------------------------
Government Bond                  Moderate(1)          Low             Very Low
--------------------------------------------------------------------------------------
Treasury                         Moderate(1)          Very Low        Very Low
--------------------------------------------------------------------------------------
Inflation-Adjusted Bond          Moderate             Very Low        Very Low
--------------------------------------------------------------------------------------
Short-Term Government            Low                  Low             Very Low
--------------------------------------------------------------------------------------
Ginnie Mae                       Moderate             Very Low        Very Low
--------------------------------------------------------------------------------------

(1)  The interest rate risk is moderate under normal market conditions, and it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

[right margin]

[triangle]
Credit quality may be lower when the issuer has any of the following

* a high debt level

*a short operating history

*a difficult, competitive environment

*a less stable cash flow

                                                                             17

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the specific class of shares of the funds. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds
to the Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year
Ended March 31, 2002                            Advisor Class    C Class
--------------------------------------------------------------------------------
Government Agency Money Market                  0.22%            N/A(1)
--------------------------------------------------------------------------------
Government Bond                                 0.26%            N/A((1)
--------------------------------------------------------------------------------
Treasury                                        0.26%            N/A(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Bond                         0.26%            N/A(1)
--------------------------------------------------------------------------------
Short-Term Government                           0.34%            N/A(1)
--------------------------------------------------------------------------------
Ginnie Mae                                      0.34%            0.59%
--------------------------------------------------------------------------------

(1)  The fund does not offer C Class shares.

THE FUND MANAGEMENT TEAMS

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

18

The portfolio managers on the Money Market team are identified below.

Government Agency Money Market

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

COLLEEN M. DENZLER

Ms. Denzler, Vice President, Senior Portfolio Manager and Fixed-Income
Investment Liaison, has been a member of the team since January 1996. Prior to joining American Century in January 1996, she was a Portfolio Manager with the
Calvert Group for 10 years, specializing in state tax-exempt portfolios. She has a bachelor's degree in finance from Radford University. She is a CFA charterholder.

DENISE TABACCO

Ms. Tabacco, Vice President and Senior Portfolio Manager, has been a member of the  team since May 1996. She joined American Century in 1988, becoming a member of its investment management department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden
Gate University.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the team since May 1994. He joined American Century in February 1990 as an Investor
Services  Representative. He also was an Associate Municipal Credit Analyst for two years. He has  a bachelor's degree in finance from Santa Clara University.
He is a CFA charterholder.

ALAN KRUSS

Mr. Kruss, Portfolio Manager, has been a member of the team since November 2001.
He joined American Century in 1997 as an Investment Administrator. He has a
bachelor's degree in finance from San Francisco State University.

The portfolio managers on the Taxable Bond team are identified below.

Government Bond
Treasury
Inflation-Adjusted Bond
Short-Term Government
Ginnie Mae

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since July 2001. He joined American Century in May
1991  as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team since August 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

MICHAEL DIFLEY

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team since September 1997. He joined American Century as a Senior Corporate Credit
Analyst in July 1996 and was promoted to Portfolio Manager in November 2001. He has a B.S. in business administration (finance concentration) from California
Polytechnic State University-San Luis Obispo. He is a Certified Public
Accountant and a CFA charterholder.

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[triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the funds.
Among  other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and  sale of the same security within 60 calendar days. In addition, the Code  of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

                                                                             19

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the  team since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse
University. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team since August
1997. He joined American Century in October 1991 as an Investor Relations
Representative. He has bachelor's degrees in economics and mathematics from
Claremont McKenna College. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team since May 1998. He joined American Century in 1988. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

MICHAEL J. SHEARER

Dr. Shearer, Vice President, Portfolio Manager and Director-Fixed-Income
Quantitative Strategies, has been a member of the team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was  Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. He also holds a bachelor's degree, master's degree and doctorate  in applied mathematics from the University of California - Los Angeles.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined American Century in February 1996 as an Investment Analyst and was
promoted to Portfolio Manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton
University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

20

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS AND C CLASS SHARES

The Advisor Class and C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $2,500
--------------------------------------------------------------------------------
Roth IRA                                                    $2,500
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)(1)               $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $2,500
--------------------------------------------------------------------------------
403(b)                                                      $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                  $2,500(3)
--------------------------------------------------------------------------------

(1)  Formerly Education IRA.

(2)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3)  The minimum initial investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

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[triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

                                                                             21

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your C Class shares within 18 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares. See Contingent Deferred Sales Charge on page 27.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment  is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

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A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

22

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that C Class shares redeemed in this manner may be subject to a sales charge if held less than 18 months. You also may incur tax liability as a result of the redemption.

                                                                              23

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by non-money market funds are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the funds' board. The portfolio securities of the money market funds are valued at amortized cost. This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price  and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of  the security.
The board has adopted procedures to ensure that this type of pricing is fair to the funds' shareholders.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Money Market Funds

Each money market fund declares distributions from net income daily. These distributions are paid on the last business day of each month. Distributions are reinvested automatically in additional shares unless you choose another option.

Except as described in the next paragraph, you will begin to participate in fund distributions the next business day after your purchase is effective. If you redeem shares, you will receive the distribution declared for the day you redeem.

You will begin to participate in fund distributions on the day your instructions to purchase are received if you

*  notify us of your purchase prior to 11 a.m. Central time AND

*  pay for your purchase by bank wire transfer prior to 3 p.m. Central time on the same day.

Also, we will wire your redemption proceeds to you by the end of the business day if you request your redemption before 11 a.m. Central time.

Other Funds

Each fund pays distributions from net income monthly. Each fund generally pays capital gains distributions, if any, once a year, usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal
Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

24

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                     20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long a fund  held the underlying security that was sold, not by how long you have been invested  in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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[triangle]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                             25

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

26

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class,
Institutional Class, Advisor Class, and C Class. The shares offered by this
Prospectus are Advisor Class and  C Class shares. Advisor Class and C Class shares are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and  insurance companies. Ginnie
Mae is the only fund currently offering C Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.
Accordingly, the core investment advisory expenses do not vary by class.
Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting,  dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses  specific to that class; (b) each class has a different identifying designation or name;  (c) each class has exclusive voting rights with respect to matters solely affecting such  class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

   After 13 months 0.625%
   After 14 months 0.500%
   After 15 months 0.375%
   After 16 months 0.250%
   After 17 months 0.125%
   After 18 months 0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

                                                                              27

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class and C Class shares have 12b-1 plans. Under the Advisor Class Plan, the funds' Advisor Class pays an annual fee of 0.50% of
Advisor Class average  net assets, 0.25% for certain shareholder and administrative services and 0.25% for  distribution services. Under the C Class
Plan, the funds' C Class pays an annual fee  of 0.75% of C Class average net assets, 0.25% for certain individual shareholder and administrative services and
0.50% for distribution services. The advisor, as paying  agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make Advisor Class and C Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plans and their terms, see Multiple Class Structure in the Statement of Additional Information.

28

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Reports and the financial statements are included in the funds' Annual Reports, which are available upon request.

                                                                             29

GOVERNMENT AGENCY MONEY MARKET FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

PER-SHARE DATA

                                           2002          2001         2000(1)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $1.00         $1.00         $1.00
                                       -----------   ----------    ------------
Income From Investment Operations
  Net Investment Income                    0.03          0.06          0.04
                                       -----------   ----------    ------------
Distributions
  From Net Investment Income              (0.03)        (0.06)        (0.04)
                                       -----------   ----------    ------------
Net Asset Value, End of Period            $1.00         $1.00         $1.00
                                       ===========   ==========    ============
  Total Return(2)                          2.71%         5.71%         4.58%

RATIOS/SUPPLEMENTAL DATA

                                           2002          2001           2000(1)
-------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                         0.72%         0.72%         0.73%(3)

Ratio of Net Investment Income to
Average Net Assets                         2.66%         5.57%         4.66%(3)

Net Assets, End of Period (in thousands)    $219        $2,700          $2,584

(1)  April 12, 1999 (commencement of sale) through March 31, 2000.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

30

GOVERNMENT BOND FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

PER-SHARE DATA

                                           2002       2001      2000       1999       1998(1)
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $10.39     $9.82     $10.12     $10.58      $10.85
                                        ----------  --------  ---------  ----------  ------------
Income From Investment Operations
  Net Investment Income                     0.50      0.54       0.55       0.56        0.12
  Net Realized and Unrealized Gain (Loss)  (0.42)     0.57      (0.30)      0.11       (0.27)
                                        ----------  --------  ---------  ----------  ------------
  Total From Investment Operations          0.08      1.11       0.25       0.67       (0.15)
                                        ----------  --------  ---------  ----------  ------------
Distributions
  From Net Investment Income               (0.50)    (0.54)     (0.55)     (0.56)      (0.12)
  From Net Realized Gains                     --        --         --      (0.57)         --
                                        ----------  --------  ---------  ----------  ------------
  Total Distributions                      (0.50)    (0.54)     (0.55)     (1.13)      (0.12)
                                        ----------  --------  ---------  ----------  ------------
Net Asset Value, End of Period             $9.97    $10.39      $9.82     $10.12      $10.58
                                        ==========  ========  =========  ==========  ============
  Total Return(2)                           0.71%    11.58%      2.61%      6.07%      (1.34)%

RATIOS/SUPPLEMENTAL DATA

                                            2002       2001       2000      1999       1998(1)
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                          0.76%     0.76%      0.76%      0.76%       0.77%(3)

Ratio of Net Investment Income to
Average Net Assets                          4.84%     5.33%      5.59%      5.12%       5.42%(3)

Portfolio Turnover Rate                      135%      107%       182%       105%         57%(4)

Net Assets, End of Period
(in thousands)                             $4,236    $5,812     $4,708     $2,587          $218

(1)  January 12, 1998 (commencement of sale) through March 31, 1998.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1998.

                                                                             31

TREASURY FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

PER-SHARE DATA

                                             2002       2001      2000      1999      1998(1)
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.76    $10.03     $10.45    $10.56    $10.42
                                          ---------  ---------  --------  --------  -----------
Income From Investment Operations
  Net Investment Income                       0.46      0.53       0.50      0.51      0.26
  Net Realized and Unrealized Gain (Loss)    (0.16)     0.73      (0.37)     0.10      0.14
                                          ---------  ---------  --------  --------  -----------
  Total From Investment Operations            0.30      1.26       0.13      0.61      0.40
                                          ---------  ---------  --------  --------  -----------
Distributions
  From Net Investment Income                 (0.46)    (0.53)     (0.50)    (0.51)    (0.26)
  From Net Realized Gains                       --        --      (0.05)    (0.21)       --
                                          ---------  ---------  --------  --------  -----------
  Total Distributions                        (0.46)    (0.53)     (0.55)    (0.72)    (0.26)
                                          ---------  ---------  --------  --------   ----------
Net Asset Value, End of Period              $10.60    $10.76     $10.03    $10.45    $10.56
                                          =========  =========  ========  ========  ===========
  Total Return(2)                             2.75%    12.89%      1.25%     5.83%     3.90%

RATIOS/SUPPLEMENTAL DATA

                                             2002       2001      2000      1999       1998(1)
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                            0.76%     0.76%      0.76%     0.76%     0.77%(3)

Ratio of Net Investment Income to
Average Net Assets                            4.20%     5.12%      4.86%     4.76%     5.28%(3)

Portfolio Turnover Rate                        164%      108%       171%      221%      194%(4)

Net Assets, End of Period
(in thousands)                              $42,285    $9,898    $11,689    $6,117        $128

(1)  October 9, 1997 (commencement of sale) through March 31, 1998.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1998.

32

INFLATION-ADJUSTED BOND FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

PER-SHARE DATA

                                                2002      2001      2000      1999(1)
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.87     $9.41     $9.48     $9.64
                                            ----------  --------  --------  ----------
Income From Investment Operations
  Net Investment Income                         0.36      0.65      0.56      0.34
  Net Realized and Unrealized Gain (Loss)       0.02      0.46     (0.07)    (0.16)
                                            ----------  --------  --------  ----------
  Total From Investment Operations              0.38      1.11      0.49      0.18
                                            ----------  --------  --------  ----------
Distributions
  From Net Investment Income                   (0.36)    (0.65)    (0.56)    (0.34)
  From Net Realized Gains                       --(2)       --        --        --
                                            ----------  --------  --------  ----------
  Total Distributions                          (0.36)    (0.65)    (0.56)    (0.34)
                                            ----------  --------  --------  ----------
Net Asset Value, End of Period                 $9.89     $9.87     $9.41     $9.48
                                            ==========  ========  ========  ==========
  Total Return(3)                               3.88%    12.35%     5.26%     1.94%

RATIOS/SUPPLEMENTAL DATA

                                                2002      2001      2000      1999(1)
--------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                              0.76%     0.76%     0.76%     0.74%(4)

Ratio of Net Investment Income to
Average Net Assets                              2.87%     6.50%     5.81%     4.56%(4)

Portfolio Turnover Rate                           40%       39%       52%      127%(5)

Net Assets, End of Period
(in thousands)                                 $9,613    $1,079      $178         $10

(1)  June 15, 1998 (commencement of sale) through March 31, 1999.

(2)  Per-share amount is less than $0.005.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

                                                                             33

SHORT-TERM GOVERNMENT FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

PER-SHARE DATA

                                            2002       2001     2000    1999(1)
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $9.47      $9.19     $9.47    $9.49
                                          --------  ---------  -------  ----------
Income From Investment Operations
  Net Investment Income                     0.42       0.52      0.49     0.33
  Net Realized and Unrealized Gain (Loss)  (0.01)      0.28     (0.28)   (0.02)
                                          --------  ---------  -------  ----------
  Total From Investment Operations          0.41       0.80      0.21     0.31
                                          --------  ---------  -------  ----------
Distributions
  From Net Investment Income               (0.42)     (0.52)    (0.49)   (0.33)
                                          --------  ---------  -------  ----------
Net Asset Value, End of Period             $9.46      $9.47     $9.19    $9.47
                                          ========  =========  =======  ==========
  Total Return(2)                           4.42%      8.98%     2.26%    3.37%

RATIOS/SUPPLEMENTAL DATA

                                            2002        2001     2000    1999(1)
----------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                          0.84%      0.84%     0.84%    0.84%(3)

Ratio of Net Investment Income to
Average Net Assets                          4.42%      5.62%     5.23%    4.77%(3)

Portfolio Turnover Rate                      165%        92%      323%     196%(4)

Net Assets, End of Period
(in thousands)                            $36,430     $4,334      $461        $94

(1)  July 8, 1998 (commencement of sale) through March 31, 1999.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain of loss of value between one class and another.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

34

GINNIE MAE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

PER-SHARE DATA

                                            2002      2001       2000      1999      1998(1)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $10.63    $10.16     $10.62     $10.67   $10.63
                                          --------  ---------  --------  --------  -----------
Income From Investment Operations
  Net Investment Income                      0.59      0.65       0.64       0.61     0.31
  Net Realized and Unrealized Gain (Loss)   (0.05)     0.47      (0.46)     (0.05)    0.04
                                          --------  ---------  --------  --------  -----------
  Total From Investment Operations           0.54      1.12       0.18       0.56     0.35
                                          --------  ---------  --------  --------  -----------
Distributions
  From Net Investment Income                (0.59)    (0.65)     (0.64)     (0.61)   (0.31)
                                          --------  ---------  --------  --------  -----------
Net Asset Value, End of Period             $10.58    $10.63     $10.16     $10.62   $10.67
                                           =======  =========  ========  ========  ===========
  Total Return(2)                            5.17%    11.42%      1.76%      5.40%    3.30%

RATIOS/SUPPLEMENTAL DATA

                                             2002     2001       2000       1999      1998(1)
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets                           0.84%     0.84%      0.84%      0.84%    0.84%(3)

Ratio of Net Investment Income to
Average Net Assets                           5.50%     6.32%      6.17%      5.73%    5.92%(3)

Portfolio Turnover Rate                       218%      143%       133%       119%     133%(4)

Net Assets, End of Period
(in thousands)                             $42,675   $28,102    $13,080     $6,910       $460

(1)  October 9, 1997 (commencement of sale) through March 31, 1998.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 1998.

                                                                             35

GINNIE MAE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

PER-SHARE DATA

                                                                   2002(1)
----------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $10.63
                                                               -------------
Income From Investment Operations
  Net Investment Income                                             0.41
  Net Realized and Unrealized Loss                                 (0.06)
                                                                ------------
  Total From Investment Operations                                  0.35
                                                                ------------
Distributions
  From Net Investment Income                                       (0.41)
                                                                ------------
Net Asset Value, End of Period                                    $10.57
                                                                ============
  Total Return(2)                                                   3.41%

RATIOS/SUPPLEMENTAL DATA

                                                                   2002(1)
----------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 1.34%(3)

Ratio of Net Investment Income to Average Net Assets              4.84%(3)

Portfolio Turnover Rate                                            218%(4)

Net Assets, End of Period (in thousands)                             $806

(1)  June 15, 2001 (commencement of sale) through March 31, 2002.

(2)  Total return assumes reinvestment of dividends and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

36

NOTES

                                                                             37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

On the Internet          * EDGAR database at www.sec.gov

                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Fund Reference                            Fund Code  Ticker  Newspaper Listing
-------------------------------------------------------------------------------
Advisor Class
    Government Agency Money Market Fund   771        ACGXX   AmCGvAg
-------------------------------------------------------------------------------
    Government Bond Fund                  774        AMLAX   GovBnd
-------------------------------------------------------------------------------
    Treasury Fund                         750        ABTAX   Treas
-------------------------------------------------------------------------------
    Inflation-Adjusted Bond Fund          775        N/A     InfAdjBd
-------------------------------------------------------------------------------
    Short-Term Government Fund            723        TWAVX   SGov
-------------------------------------------------------------------------------
    Ginnie Mae Fund                       770        BGNAX   Ginnie Mae
-------------------------------------------------------------------------------
C Class
    Ginnie Mae Fund                       470        N/A     Ginnie Mae
-------------------------------------------------------------------------------

Investment Company Act File No. 811-4363

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-3533 or 816-531-5575

www.americancentury.com

0207
SH-PRS-29767

American Century
statement of
additional information

JULY 31, 2002

American Century Government Income Trust

Capital Preservation Fund
Government Agency Money Market Fund
Government Bond Fund
Treasury Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund
Ginnie Mae Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses dated July 31, 2002, but is not a Prospectus. The Statement of
Additional Information should be read in conjunction with the funds' current
Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American
Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century  Investment Services, Inc.

[american century logo and text logo (reg. sm)]

                                                                           1

THE FUNDS' HISTORY

American Century Government Income Trust is a registered, open-end management investment company that was organized as a Massachusetts business trust on July
24, 1985. From then until January 1997, it was known as Benham Government Income
Trust. Throughout this Statement of Additional Information we refer to American
Century Government Income Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

                              INVESTOR CLASS                   ADVISOR CLASS
----------------------------------------------------------------------------------
                            Ticker      Inception           Ticker     Inception
Fund                        Symbol      Date                Symbol     Date
----------------------------------------------------------------------------------
Capital Preservation        CPFXX       10/13/1972          N/A        N/A
----------------------------------------------------------------------------------
Government Agency
Money Market                BGAXX       12/05/1989          ACGXX      04/12/1999
----------------------------------------------------------------------------------
Government Bond             BLAGX       09/08/1992          AMLAX      01/12/1998
----------------------------------------------------------------------------------
Treasury                    CPTNX       05/16/1980          ABTAX      10/09/1997
----------------------------------------------------------------------------------
Inflation-Adjusted Bond     ACITX       02/10/1997          N/A        06/15/1998
----------------------------------------------------------------------------------
Short-Term Government       TWUSX       12/15/1982          TWAVX      07/08/1998
----------------------------------------------------------------------------------
Ginnie Mae                  BGNMX       09/23/1985          BGNAX      10/09/1997
----------------------------------------------------------------------------------

                                  C CLASS                    INSTITUTIONAL CLASS
----------------------------------------------------------------------------------
                            Ticker      Inception            Ticker    Inception
Fund                        Symbol      Date                 Symbol    Date
----------------------------------------------------------------------------------
Capital Preservation        N/A         N/A                  N/A       N/A
----------------------------------------------------------------------------------
Government Agency
Money Market                N/A         N/A                  N/A       N/A
----------------------------------------------------------------------------------
Government Bond             N/A         N/A                  N/A       N/A
----------------------------------------------------------------------------------
Treasury                    N/A         N/A                  N/A       N/A
----------------------------------------------------------------------------------
Inflation-Adjusted Bond     N/A         N/A                  N/A       N/A
----------------------------------------------------------------------------------
Short-Term Government       N/A         N/A                  N/A       N/A
----------------------------------------------------------------------------------
Ginnie Mae                  N/A         06/15/2001           N/A       N/A
----------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.

Each fund (except the money market funds) is diversified as defined in the
Investment Company Act of 1940. Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities).

The money market funds operate pursuant to Rule 2a-7 under the Investment
Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, each fund must be diversified with regard to 100% of its assets

2

other than securities issued or guaranteed by the U.S. government. For purposes of Rule 2a-7, diversified means that each fund must not invest more than 5% of its total assets in securities of a single issuer, or, with respect to 75% of assets, more than 10% of assets in securities guaranteed by a single guarantor, other than the U.S. government, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest credit quality category for a period of up to three business days after purchase. Each fund also must not invest more than (a) the greater of 1% of its total assets or
$1 million in securities issued by a single issuer that are rated in the second highest credit quality category; and (b) 5% of its total assets in securities rated in the second highest credit quality category. Each fund is considered diversified under the Investment Company Act provided that it complies with the definition of diversified under Rule 2a-7.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

Each fund (except Short-Term Government and Ginnie Mae) generally seeks to purchase U.S. government securities whose interest payments are state tax exempt. As a result, these funds' dividend distributions are expected to be exempt from state income tax. See page 37 for more information on tax treatment of the funds' distributions.

THE MONEY MARKET FUNDS

Each of the money market funds seeks to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the money market funds are neither insured nor guaranteed by the U.S. government.

Capital Preservation

Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in Capital Preservation consistent with safety and liquidity. Capital
Preservation pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 90 days.

While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

Government Agency Money Market

Government Agency Money Market seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S.
government and its agencies and instrumentalities, the income from which is exempt from state taxes. Under normal conditions, at least 80% of the fund's total assets are invested in securities issued by agencies and instrumentalities of the U.S. government. Assets not invested in these securities are invested in
U.S. Treasury securities. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Treasury securities. The fund's weighted average portfolio maturity will not exceed 90 days.

The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

                                                                              3

THE U.S. TREASURY FUND

Treasury

Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with an investment in U.S. Treasury bills, notes and bonds of all maturity ranges.

Treasury pursues its investment objective by investing primarily in securities issued or guaranteed by the U.S. Treasury. As a result, it may invest in U.S.
Treasury bills, bonds, notes and zero-coupon securities, all of which are backed by the direct full faith and credit pledge of the U.S. government. In addition, the fund may invest up to 20% of its total assets in securities issued by agencies and instrumentalities of the U.S. government other than the U.S.
Treasury.

Treasury's weighted average portfolio maturity varies as determined by the fund managers, taking into consideration market conditions and other relevant factors. Treasury invests in securities of all maturity ranges and is not limited to a specific weighted average portfolio maturity range. Consequently, changing interest rates may have a greater effect on the present value of the fund's shares than shares of a fund with a shorter weighted average portfolio maturity. Because of this interplay between market interest rates and share price, investors are encouraged to evaluate fund performance on the basis of total return.

THE U.S. GOVERNMENT FUNDS

Inflation-Adjusted Bond

Inflation-Adjusted Bond pursues its investment objective by investing in inflation-indexed Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S.
Treasury to provide protection against inflation. Inflation-indexed securities may be issued by the U.S. Treasury in the form of notes or bonds. The fund also may invest in inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U. S. Treasury. In addition, the fund may invest in inflation-indexed securities issued by entities other than the U.S.
Treasury or the U.S. government and its agencies and instrumentalities.
Inflation-Adjusted Bond also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return purposes, or if at any time the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Inflation-Adjusted Bond's portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While Inflation-Adjusted Bond seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

There are no maturity or duration restrictions for the securities in which
Inflation-Adjusted Bond may invest. The U.S. Treasury has issued inflation-indexed Treasury securities with five-year, 10-year and 30-year maturities.

Inflation-Adjusted Bond may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

Traditional fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of these dollars. Inflation-Adjusted Bond is designed to serve as a vehicle to protect against this diminishing effect.

Inflation-Adjusted Bond is designed to provide total return consistent with an investment in inflation-indexed securities. Inflation-Adjusted Bond's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-indexed securities. The current income generated by Inflation-Adjusted Bond

4

will vary with month-to-month changes in the Consumer Price Index and may be substantially more or substantially less than traditional fixed-principal securities.

There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled
Investment Strategies and Risks on page 6. You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Bond before you invest in the fund.

Short-Term Government

Short-Term Government seeks to provide investors with a high level of current income consistent with stability of principal. Short-Term Government pursues this objective by investing primarily in securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities. Under normal conditions, the fund managers invest at least 80% of Short-Term Government's total assets in securities of the U.S. government and its agencies and instrumentalities and maintain a weighted average maturity of three years or less. The fund managers may invest up to 20% of the fund's total assets in investment-grade debt securities of U.S. companies.

Ginnie Mae

The Ginnie Mae Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by the
Government National Mortgage Association (GNMA) and are backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal. This means that the Ginnie Mae Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.

Assets not invested in GNMA certificates, directly or indirectly, are invested in other U.S. government securities or repurchase agreements collateralized by
U.S. government securities. For temporary defensive purposes, the Ginnie Mae
Fund may invest 100% of its assets in these securities.

A unique feature of mortgage-backed securities, such as GNMA certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as those investing in the Ginnie Mae Fund) receive scheduled monthly payments of principal and interest, but they also may receive unscheduled prepayments of principal on the underlying mortgages. See Mortgage-Backed Securities on page 7 for a discussion of prepayment risk.

Government Bond

Government Bond seeks to provide a consistent and high level of current income.
Government Bond pursues its investment objective by investing in securities issued by agencies and instrumentalities of the U.S. government, including mortgage-backed securities. It may invest in U.S. Treasury bills, bonds, notes and zero-coupon securities, all of which are backed by the direct full faith and credit pledge of the U.S. government. It also may invest in securities issued by agencies and instrumentalities of the U.S. government other than the U.S.
Treasury. The U.S. government provides varying levels of financial support to these agencies. Government Bond invests in securities of all maturity ranges and is not limited to a specific weighted average portfolio maturity range.
Government Bond's weighted average portfolio maturity varies as determined by the fund managers, taking into consideration market conditions and other relevant factors.

                                                                              5

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Master Demand Notes (Government Agency Money Market only)

Government Agency Money Market may acquire variable-rate master demand notes issued by U.S. government agencies such as the Student Loan Marketing
Association. Master demand notes allow the fund to lend money at varying rates of interest under direct agreements with borrowers. The fund may adjust the amount of money loaned

6

under a master demand note daily or weekly up to the full amount specified in the agreement, and the borrower may prepay up to the full amount of the loan without penalty. Master demand notes may or may not be backed by bank letters of credit. As direct agreements between lenders and borrowers, there is no secondary market for master demand notes. These instruments are redeemable
(immediately repayable by the borrower) at par plus accrued interest at any time.

Zero-Coupon Securities

Zero-coupon U.S. Treasury securities are the unmatured interest coupons and underlying principal portions of U.S. Treasury notes and bonds. Originally, these securities were created by broker-dealers who bought Treasury notes and bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the notes and bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury
Securities), TIGRs (Treasury Investment Growth Receipts) and generic TRs
(Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS). In this program, eligible securities may be presented to the U.S. Treasury and exchanged for their component parts, which are then traded in book-entry form. (Book-entry trading eliminated the bank credit risks associated with broker-dealer sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S.
government and have the same credit risks as other U.S. Treasury securities.

Zero-Coupon U.S. government agency securities are the unmatured interest coupons and underlying principal portions of securities issued by U.S. government agencies and government-sponsored enterprises. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as original-issue, zero-coupon securities.

Mortgage-Backed Securities

Background

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

                                                                              7

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

Fannie Mae Certificates

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

8

Freddie Mac Certificates

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

Collateralized Mortgage Obligations (CMOs)
(Short-Term Government and Ginnie Mae funds only)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding,

                                                                              9

periodic interest payments are added to the initial face amount of the Z-bond but are  not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond, support or non-PAC bond -- that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

Ginnie Mae may buy only GNMA-backed CMOS.

Stripped Mortgage-Backed Securities (Short-Term Government only)

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

Adjustable-Rate Mortgage Loans (ARMs)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

10

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the  one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Inflation-Indexed Treasury Securities

Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate.
Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.

Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

                                                                             11

Structure and Inflation Index

The principal value of inflation-indexed U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban
Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

Indexing Methodology

The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index.
Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

Taxation

The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Inflation-Adjusted Bond, however, distributes all income on a monthly basis.
Investors in Inflation-Adjusted Bond will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund's  portfolio. An investment in Inflation-Adjusted
Bond may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see Taxes, page 36.

U.S. Government Agencies

A number of U.S. government agencies and instrumentalities other than the U.S.
Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.

12

Share Price Volatility

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them.
However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of Inflation-Adjusted Bond will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, Inflation-Adjusted Bond's net asset value could be negatively affected.

Repurchase Agreements

Each fund, with the exception of Capital Preservation and Government Agency
Money Market, may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

Each of the funds, with the exception of Capital Preservation and Government
Agency Money Market, may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

                                                                              13

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 35% of its total assets to when-issued or forward commitment agreements (including dollar rolls). If fluctuations in the value of securities held cause more than 35% of a fund's total assets to be committed under such agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 35% of total assets.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the non-money market funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor.

14

Debt Securities

Short-Term Government may invest in debt securities of U.S. companies when the fund managers believe such securities represent an attractive investment for the fund. The value of the debt securities in which the fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations.
Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of Short-Term Government's investments in debt securities of U.S. companies will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of the fund, these changes may impact the net asset value of the fund's shares.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject         Policy
--------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted
Securities      under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment), in an amount
                exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of
                companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration   A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting    A fund may not serve as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

                                                                            15

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject           Policy
--------------------------------------------------------------------------------
Leveraging        A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% (10% for money market funds) of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

16

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined in the Act. It also defines and forbids the creation of cross- and circular-ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by
   U.S. government securities

*  money market funds

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except those of the money market funds) is listed in the Financial Highlights table in the Prospectus. Because of the short-term nature of the money market funds' investments, portfolio turnover rates generally are not used to evaluate their trading activities.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for the investment companies advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                             17

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                                         Length                                    Complex    Other
                           Position(s)   of Time                                   Overseen   Directorships
                           Held with     Served    Principal Occupation(s)         by         Held by
Name, Address (Age)        Fund          (years)   During Past 5 Years             Trustee    Trustee
----------------------------------------------------------------------------------------------------------------------
Interested Trustees
----------------------------------------------------------------------------------------------------------------------
James E. Stowers III       Trustee,      6         Co-Chairman, ACC                39         None
4500 Main Street           Chairman                (September 2000 to present)
Kansas City, MO 64111      of                      Co-Chief Investment Officer,
(43)                       the Board               U.S. Equities (September 2000
                                                   to February 2001)
                                                   Chief Executive Officer, ACC
                                                   ACIM, ACSC and
                                                   other ACC subsidiaries
                                                   (June 1996 to September 2000)
                                                   President, ACC (January 1995
                                                   to June 1997)
                                                   President, ACIM and ACSC
                                                   (April 1993 to August 1997
----------------------------------------------------------------------------------------------------------------------
William M. Lyons           Trustee,      4         Chief Executive Officer, ACC    76         None
4500 Main Street           President               and other ACC subsidiaries
Kansas City, MO 64111                              (September 2000 to present)
(46)                                               President, ACC
                                                   (June 1997 to present)
                                                   Chief Operating Officer, ACC
                                                   (June 1996 to September 2000)
                                                   General Counsel, ACC, ACIM,
                                                   ACIS, ACSC and other
                                                   ACC subsidiaries
                                                   (June 1989 to June 1998)
                                                   Executive Vice President,
                                                   ACC (January 1995
                                                   to June 1997)
                                                   Also serves as: Executive
                                                   Vice President and Chief
                                                   Operating Officer, ACIM,
                                                   ACSC and other ACC
                                                   subsidiaries, and
                                                   Executive Vice President
                                                   of other ACC subsidiaries
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------------------
Albert Eisenstat           Trustee       6         General Partner,                39         Independent Director,
1665 Charleston Road                               Discovery Ventures                         Sungard Data Systems
Mountain View, CA 94043                            (Venture capital firm,                     (1991 to present)
(72)                                               1996 to 1998)                              Independent Director,
                                                                                              Business Objects S/A
                                                                                              (1994 to present)
----------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson           Trustee       6         Charles J. Meyers Professor     39         None
1665 Charleston Road                               of Law and Business,
Mountain View, CA 94043                            Stanford Law School
(55)                                               (1979 to present)
                                                   Mark and Eva Stern
                                                   Professor of Law and
                                                   Business, Columbia
                                                   University School of Law
                                                   (1992 to present)
                                                   Counsel, Marron, Reid &
                                                   Sheehy (a San Francisco
                                                   law firm, 1984 to present)
----------------------------------------------------------------------------------------------------------------------

18

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                                         Length                                    Complex     Other
                           Position(s)   of Time                                   Overseen    Directorships
                           Held with     Served    Principal Occupation(s)         by          Held by
Name, Address (Age)        Fund          (years)   During Past 5 Years             Trustee     Trustee
------------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall            Advisory      0         President and Chief             39          Director, Princeton
1665 Charleston Road       Board                   Investment Officer,                         University
Mountain View, CA 94043    Member*                 Offit Hall Capital                          Investment Company
(44)                                               Management, LLC                             (1997 to present)
                                                   (April 2002 to present)                     Director, Stanford
                                                   President and Managing                      Management Company
                                                   Director, Laurel Management                 (2001 to present)
                                                   Company, L.L.C.                             Director, UCSF Foundation
                                                   (1996 to April 2002)                        (2000 to present)
                                                                                               Director, San Francisco
                                                                                               Day School
                                                                                               (1999 to present)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes           Trustee       21        Partner, Oak Hill Capital       39          Director, Dimensionals
1665 Charleston Road                               Management, (1999-present)                  Fund Advisor
Mountain View, CA 94043                            Principal, Long-Term                        (investment advisor,
(61)                                               Capital Management                          1982 to present)
                                                   (investment advisor,                        Director, Smith Breeden
                                                   1993 to January 1999)                       Family of Funds
                                                   Frank E. Buck Professor                     (1992 to present)
                                                   of Finance, Stanford
                                                   Graduate School of Business
                                                   (1981 to present)
------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott           Trustee       30        Ralph M. Parsons Professor      39          Director, RCM Capital
1665 Charleston Road                               of Law and Business,                        Funds, Inc.
Mountain View, CA 94043                            Stanford Law School                         (1994 to present)
(73)                                               (1972 to present)
------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers          Trustee       17        Director and Partner,           39          Director, Indus
1665 Charleston Road                               Windy Hill Productions, LP                  International
Mountain View, CA 94043                            (educational software,                      software solutions,
(57)                                               1994 to 1998)                               January 1999 to present)
                                                                                               Director, Quintus
                                                                                               Corporation
                                                                                               (automation solutions,
                                                                                               1995 to present)
*If elected at the shareholder meeting on August 2, 2002, Ms. Hall will be a trustee.
------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------

William M. Lyons           President     1         See entry above under           76          See entry above under
4500 Main Street                                  "Interested Trustees."                       "Interested Trustees."
Kansas City, MO 64111 (46)
------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson          Executive     1         Chief Administrative Officer    Not         Not
4500 Main St.              Vice                    and Chief Financial Officer,    applicable  applicable
Kansas City, MO 64111      President               ACC (August 1997 to present)
(56)                       and                     President, ACSC
                           Chief                   (January 1999 to present)
                           Financial               Executive Vice President,
                           Officer                 ACC , (May 1995 to present)
                                                   Also serves as: Executive
                                                   Vice President and
                                                   Chief Financial Officer,
                                                   ACIM, ACIS and other
                                                   ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA       Senior Vice   1         Senior Vice President and       Not         Not
4500 Main St.              President,              Assistant Treasurer, ACSC       applicable  applicable
Kansas City, MO 64111      Treasurer
(46)                       and Chief
                           Accounting
                           Officer
------------------------------------------------------------------------------------------------------------------------

                                                                       19

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                                         Length                                    Complex     Other
                           Position(s)   of Time                                   Overseen    Directorships
                           Held with     Served    Principal Occupation(s)         by          Held by
Name, Address (Age)        Fund          (years)   During Past 5 Years             Trustee     Trustee
------------------------------------------------------------------------------------------------------------------------
David C. Tucker            Senior Vice   1         Senior Vice President, ACIM,    Not         Not
4500 Main St.              President               ACIS, ACSC and other ACC        applicable  applicable
Kansas City, MO 64111      and                     subsidiaries
(44)                       General                 (June 1998 to present)
                           Counsel                 General Counsel, ACC,
                                                   ACIM, ACIS, ACSC and
                                                   other ACC subsidiaries
                                                   (June 1998 to present)
                                                   Consultant to mutual
                                                   fund industry
                                                   (May 1997 to April 1998)
------------------------------------------------------------------------------------------------------------------------
C. Jean Wade               Controller    1         Vice President, ACSC            Not         Not
4500 Main St.                                      (February 2000 to present)      applicable  applicable
Kansas City, MO 64111                              Controller-Fund Accounting,
(38)                                               ACSC
------------------------------------------------------------------------------------------------------------------------
Robert Leach               Controller    4         Vice President, ACSC            Not         Not
4500 Main St.                                      (February 2000 to present)      applicable  applicable
Kansas City, MO 64111                              Controller-Fund Accounting,
(36)                                               ACSC
------------------------------------------------------------------------------------------------------------------------
Jon Zindel                 Tax Officer   3         Vice President, Corporate Tax,  Not         Not
4500 Main St.                                      ACSC (April 1998 to present)    applicable  applicable
Kansas City, MO 64111                              Vice President, ACIM, ACIS
(35)                                               and other ACC subsidiaries
                                                   (April 1999 to present)
                                                   President, American Century
                                                   Employee Benefit Services, Inc.
                                                   (January 2000 to December 2000)
                                                   Treasurer, American Century
                                                   Ventures, Inc.
                                                   (December 1999 to January 2001)
                                                   Director of Taxation, ACSC
                                                   (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

20

COMMITTEES

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                                     Meetings Held
                                                                                                     During Last
Committee     Members               Function                                                         Fiscal Year
-------------------------------------------------------------------------------------------------------------------
Audit         Kenneth E. Scott      The Audit Committee recommends the engagement of the             4
              Jeanne D. Wohlers     funds' independent auditors and oversees its activities.
              Albert Eisenstat      The committee receives reports from the advisor's Internal
                                    Audit Department, which is accountable to the committee.
                                    The committee also receives reporting about compliance
                                    matters affecting the Trust.
-------------------------------------------------------------------------------------------------------------------
Nominating    Kenneth E. Scott      The Nominating Committee primarily considers and                 3
              Ronald J. Gilson      recommends individuals for nomination as trustees. The
              Albert Eisenstat      names of potential trustee candidates are drawn from a
              Myron S. Scholes      number of sources, including recommendations from members
              Jeanne D. Wohlers     of the board, management and shareholders. This committee
                                    also reviews and makes recommendations to the board with
                                    respect to the composition of board committees and other
                                    board-related matters, including its organization, size,
                                    composition, responsibilities, functions and compensation.
-------------------------------------------------------------------------------------------------------------------
Portfolio     Myron S. Scholes      The Portfolio Committee reviews quarterly the investment         4
              Ronald J. Gilson      activities and strategies used to manage fund assets. The
                                    committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                    the funds' investments.
-------------------------------------------------------------------------------------------------------------------
Quality       Ronald J. Gilson      The Quality of Service Committee reviews the level and quality   4
of            Myron S. Scholes      of transfer agent and administrative services provided to the
Service       William M. Lyons      funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                    seeks to improve such services where feasible and appropriate.
-------------------------------------------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------
                      Total Compensation   Total Compensation from the
Name of Trustee       from the Funds(1)    American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert Eisenstat      $20,437              $73,500
--------------------------------------------------------------------------------
Ronald J. Gilson      $22,693              $80,750
--------------------------------------------------------------------------------
Kathryn A. Hall(3)    $6,339               $49,917
--------------------------------------------------------------------------------
Myron S. Scholes      $19,419              $70,000
--------------------------------------------------------------------------------
Kenneth E. Scott      $21,128              $75,500
--------------------------------------------------------------------------------
Jeanne D. Wohlers     $19,569              $70,500
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended
    March 31, 2002, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Independent Directors'
    Deferred Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Gilson, $22,693; Mr.
    Scholes, $19,419; Mr. Scott, $11,344; and Ms. Wohlers, $12,915.

(2) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board.

(3) Ms. Hall was paid as an Advisory Board Member.

The funds have adopted the American Century Mutual Funds Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

                                                                             21

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended March 31, 2002.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                             Name of Trustees(1)

                                                   ------------------------------------------------------------------
                                                    James E.          William M.        Albert           Ronald J.
                                                   Stowers III           Lyons         Eisenstat          Gilson
---------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Capital Preservation Fund                            A                  A               A                E
---------------------------------------------------------------------------------------------------------------------
   Government Agency Money Market Fund                  A                  A               A                A
---------------------------------------------------------------------------------------------------------------------
   Government Bond Fund                                 A                  A               A                A
---------------------------------------------------------------------------------------------------------------------
   Treasury Fund                                        A                  A               A                A
---------------------------------------------------------------------------------------------------------------------
   Inflation-Adjusted Bond Fund                         A                  A               A                A
---------------------------------------------------------------------------------------------------------------------
   Short-Term Government Fund                           A                  A               A                A
---------------------------------------------------------------------------------------------------------------------
   Ginnie Mae Fund                                      A                  C               A                A
---------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                          E                  E               E                E
---------------------------------------------------------------------------------------------------------------------

                                                                             Name of Trustees(1)

                                                   ------------------------------------------------------------------
                                                          Myron S. Scholes    Kenneth E. Scott     Jeanne D. Wohlers
---------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Capital Preservation Fund                                      C                  C                      A
---------------------------------------------------------------------------------------------------------------------
   Government Agency Money Market Fund                            A                  C                      C
---------------------------------------------------------------------------------------------------------------------
   Government Bond Fund                                           A                  A                      A
---------------------------------------------------------------------------------------------------------------------
   Treasury Fund                                                  A                  A                      A
---------------------------------------------------------------------------------------------------------------------
   Inflation-Adjusted Bond Fund                                   A                  A                      A
---------------------------------------------------------------------------------------------------------------------
   Short-Term Government Fund                                     A                  D                      A
---------------------------------------------------------------------------------------------------------------------
   Ginnie Mae Fund                                                A                  C                      A
---------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                                    E                  E                      E
---------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
than $100,000

(1) Kathryn A. Hall did not own any shares as of December 31, 2001.

22

CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and this code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 1, 2002, the following companies were the record owners of more than
5% of the outstanding shares of any class of a fund.

                                                        Percentage of
Fund/Class Shareholder                                  Outstanding Shares Owned
--------------------------------------------------------------------------------
Ginnie Mae
--------------------------------------------------------------------------------
   Investor
           Charles Schwab & Company                        27%
           San Francisco, CA
--------------------------------------------------------------------------------
   Advisor
           Saxon & Company                                 29%
           Philadelphia, PA

           Charles Schwab & Company                        21%
           San Francisco, CA

           National Financial Services LLC                 5%
           New York, NY
--------------------------------------------------------------------------------
   C
           American Enterprise Investment Services         9%
           Minneapolis, MN

           Boone County National Bank                      9%
           Columbia, MO

           Donaldson Lufkin Jenrette Securities            6%
           Corporation, Inc.
           Jersey City, NJ
--------------------------------------------------------------------------------
Government Agency Money Market
--------------------------------------------------------------------------------
   Advisor
           Boone County National Bank                      99%
           Columbia, MO
--------------------------------------------------------------------------------
Government Bond
--------------------------------------------------------------------------------
   Investor
           National Financial Services Corporation         41%
           New York, NY

           Charles Schwab & Company                        14%
           San Francisco, CA
--------------------------------------------------------------------------------
   Advisor
           Charles Schwab & Company                        53%
           San Francisco, CA

           Nationwide Trust Company                        23%
           Columbus, OH

           Sun Trust Bank                                  9%
           Englewood, CO
--------------------------------------------------------------------------------

                                                                             23

                                                        Percentage of
Fund/Class Shareholder                                  Outstanding Shares Owned
--------------------------------------------------------------------------------
Inflation-Adjusted Bond
--------------------------------------------------------------------------------
   Investor
           National Financial Services Corporation         34%
           New York, NY

           Charles Schwab & Company                        30%
           San Francisco, CA
--------------------------------------------------------------------------------
   Advisor
           Charles Schwab & Company                        49%
           San Francisco, CA

           Transco & Company                               26%
           Wichita, KS

           Nationwide Trust Company                        9%
           Columbus, OH

           Bank of New York                                8%
           New York, NY
--------------------------------------------------------------------------------
Treasury
--------------------------------------------------------------------------------
   Investor
           Charles Schwab & Company                        14%
           San Francisco, CA

           Chase Manhattan Bank                            5%
           New York, NY
--------------------------------------------------------------------------------
   Advisor
           National Financial Services LLC                 36%
           New York, NY

           Great-West Life and Annuity                     17%
           Insulance, CO

           Charles Schwab & Company                        10%
           San Francisco, CA

           Orchard Trust Company                           10%
           Greenwood Village, CO
--------------------------------------------------------------------------------
Short-Term Government
--------------------------------------------------------------------------------
   Investor

           Stowers Institute for Medical Research          38%
           Kansas City, MO

           Nationwide Insurance Company QPVA               7%
           Columbus, OH
--------------------------------------------------------------------------------
   Advisor
           National Financial Services LLC                 64%
           New York, NY

           Nationwide Trust Company FSB                    17%
           Columbus, OH

           Nationwide Insurance Company QPVA               10%
           Columbus, OH
--------------------------------------------------------------------------------

24

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Government Income Trust. As of
July 2, 2002, the officers and trustees of the funds, as a group, owned 2% of the Investor Class of Short-Term Government.

SERVICE PROVIDERS

The funds have no employees. To conduct their day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appear in each Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

The schedules by which the unified management fee is determined are shown in the following schedules. The Investment Category Fees are determined according to the schedules below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
CAPITAL PRESERVATION, GOVERNMENT AGENCY MONEY MARKET
================================================
Category Assets                 Fee Rate
------------------------------------------------
First $1 billion                0.2500%
------------------------------------------------
Next $1 billion                 0.2070%
------------------------------------------------
Next $3 billion                 0.1660%
------------------------------------------------
Next $5 billion                 0.1490%
------------------------------------------------
Next $15 billion                0.1380%
------------------------------------------------
Next $25 billion                0.1375%
------------------------------------------------
Thereafter                      0.1370%
------------------------------------------------

                                                                            25

INVESTMENT CATEGORY FEE SCHEDULE FOR:
GOVERNMENT BOND, TREASURY, INFLATION-ADJUSTED BOND
================================================
Category Assets                 Fee Rate
------------------------------------------------
First $1 billion                0.2800%
------------------------------------------------
Next $1 billion                 0.2280%
------------------------------------------------
Next $3 billion                 0.1980%
------------------------------------------------
Next $5 billion                 0.1780%
------------------------------------------------
Next $15 billion                0.1650%
------------------------------------------------
Next $25 billion                0.1630%
------------------------------------------------
Thereafter                      0.1625%
------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR:
SHORT-TERM GOVERNMENT, GINNIE MAE
================================================
Category Assets                 Fee Rate
------------------------------------------------
First $1 billion                0.3600%
------------------------------------------------
Next $1 billion                 0.3080%
------------------------------------------------
Next $3 billion                 0.2780%
------------------------------------------------
Next $5 billion                 0.2580%
------------------------------------------------
Next $15 billion                0.2450%
------------------------------------------------
Next $25 billion                0.2430%
------------------------------------------------
Thereafter                      0.2425%
------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
-------------------------------------------------------------------------------------------
                      Investor Class:  Advisor Class:    C Class:     Institutional Class:
Complex Assets        Fee Rate         Fee Rate          Fee Rate     Fee Rate
-------------------------------------------------------------------------------------------
First $2.5 billion    0.3100%          0.0600%           0.3100%      0.1100%
-------------------------------------------------------------------------------------------
Next $7.5 billion     0.3000%          0.0500%           0.3000%      0.1000%
-------------------------------------------------------------------------------------------
Next $15 billion      0.2985%          0.0485%           0.2985%      0.0985%
-------------------------------------------------------------------------------------------
Next $25 billion      0.2970%          0.0470%           0.2970%      0.0970%
-------------------------------------------------------------------------------------------
Next $50 billion      0.2960%          0.0460%           0.2960%      0.0960%
-------------------------------------------------------------------------------------------
Next $100 billion     0.2950%          0.0450%           0.2950%      0.0950%
-------------------------------------------------------------------------------------------
Next $100 billion     0.2940%          0.0440%           0.2940%      0.0940%
-------------------------------------------------------------------------------------------
Next $200 billion     0.2930%          0.0430%           0.2930%      0.0930%
-------------------------------------------------------------------------------------------
Next $250 billion     0.2920%          0.0420%           0.2920%      0.0920%
-------------------------------------------------------------------------------------------
Next $500 billion     0.2910%          0.0410%           0.2910%      0.0910%
-------------------------------------------------------------------------------------------
Thereafter            0.2900%          0.0400%           0.2900%      0.0900%
-------------------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

26

(1) the funds' Board of Trustees, or a majority of outstanding shareholder votes
    (as defined in the Investment Company Act); and

(2) the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees paid by each fund for the fiscal periods ended March 31,
2002, 2001 and 2000, are indicated in the following tables. Because the
Institutional Class of Inflation-Adjusted Bond was not in operation at the end of the fiscal year, information is not available.

UNIFIED MANAGEMENT FEES (INVESTOR CLASS)
---------------------------------------------------------------------------------
Fund                                2002              2001             2000
---------------------------------------------------------------------------------
Capital Preservation              $15,950,083       $15,739,134      $15,702,285
---------------------------------------------------------------------------------
Government Agency Money Market    $2,945,887        $2,669,339       $2,514,980
---------------------------------------------------------------------------------
Short-Term Treasury(1)            $297,067          $297,632         $326,329
---------------------------------------------------------------------------------
Government Bond                   $602,901          $487,865         $540,905
---------------------------------------------------------------------------------
Treasury                          $2,108,617        $1,715,396       $1,890,819
---------------------------------------------------------------------------------
Inflation-Adjusted Bond           $649,835          $150,034         $73,520
---------------------------------------------------------------------------------
Short-Term Government             $4,770,743        $4,471,193       $4,656,667
---------------------------------------------------------------------------------
Ginnie Mae Fund                   $9,207,115        $7,441,195       $7,854,963
---------------------------------------------------------------------------------

                                                                             27

UNIFIED MANAGEMENT FEES (ADVISOR CLASS)
---------------------------------------------------------------------------------
Fund                               2002              2001             2000
---------------------------------------------------------------------------------
Government Agency Money Market    $2,542            $5,220           $4,279
---------------------------------------------------------------------------------
Short-Term Treasury(1)            $40,913           $5,829           $7,190
---------------------------------------------------------------------------------
Government Bond                   $13,668           $11,643          $11,647
---------------------------------------------------------------------------------
Treasury                          $58,441           $26,131          $25,826
---------------------------------------------------------------------------------
Inflation-Adjusted Bond           $10,404           $1,228           $191
---------------------------------------------------------------------------------
Short-Term Government             $37,837           $9,403           $808
---------------------------------------------------------------------------------
Ginnie Mae Fund                   $118,615          $61,577          $32,158
---------------------------------------------------------------------------------

UNIFIED MANAGEMENT FEES (C CLASS)
---------------------------------------------------------------------------------
Fund                              2002              2001             2000
---------------------------------------------------------------------------------
Ginnie Mae                        $1,913(2)         N/A              N/A
---------------------------------------------------------------------------------

(1)  The fund's assets were transferred to the Treasury fund on December 3, 2001.

(2)  June 15, 2001 (commencement of sale) through March 31, 2002.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
American Century Services Corporation for these services.

DISTRIBUTOR

The funds' shares are distributed by ACIS, a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

28

INDEPENDENT ACCOUNTANT

PricewaterhouseCoopers LLP serves as the independent accountant of the funds.
The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas
City, Missouri 64105. As the independent accountant of the funds,
PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning they normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended March 31, 2002,
2001 and 2000, the funds did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the
Trust, and shares of each fund have equal voting rights. Shares issued are fully paid and nonassessable and have no pre-emptive, conversion or similar rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust instituted dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund whose shares he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by (1)
approval of at least two-thirds of the shares of that fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

                                                                             29

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

MULTIPLE CLASS STRUCTURE

The funds' Board of Trustees has adopted a multiple class plan (the Multiclass
Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of the funds: an Investor Class, an Advisor
Class, an Institutional Class and a C Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor and Institutional
Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (the Advisor
Class Plan). The C Class also is made available through financial intermediaries, for purchase by individual investors using "wrap account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a
Master Distribution and Individual Shareholder Services Plan (the C Class Plan)
described below. The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Trustees and initial  shareholder in accordance with Rule
12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the independent trustees)
annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of

30

the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for investors in the
Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
investment advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares, and the funds' Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor
Class pays the Advisor, as paying agent of the fund, a fee equal to 0.50%
annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and
0.25% of which is paid for distribution services. During the fiscal year ended
March 31, 2002, the aggregate amount of fees paid under the Advisor Class Plan were:

    Government Agency Money Market        $5,760
    Government Bond                       $26,680
    Treasury                              $114,306
    Inflation-Adjusted Bond               $20,338
    Short-Term Government                 $56,276
    Ginnie Mae                            $176,446

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the distributor;

(b) providing investors with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of investors and assisting investors in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for investors and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

                                                                             31

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to investors and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended March 31, 2002, the amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

    Government Agency Money Market             $2,880
    Government Bond                            $13,340
    Treasury                                   $57,153
    Inflation-Adjusted Bond                    $10,169
    Short-Term Government                      $28,138
    Ginnie Mae                                 $88,223

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include, but are not limited to,

(a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

32

During the fiscal year ended March 31, 2002, the amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

    Government Agency Money Market             $2,880
    Government Bond                            $13,340
    Treasury                                   $57,153
    Inflation-Adjusted Bond                    $10,169
    Short-Term Government                      $28,138
    Ginnie Mae                                 $88,223

Master Distribution and Individual Shareholder Services Plan(C Class Plan)

As described in the Prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 0.75%
annually of the average daily net asset value of the funds' C Class shares,
0.25% of which is paid for individual shareholder services (as described below)
and 0.50% of which is paid for distribution services (as described below).
During the fiscal year ended March 31, 2002, the aggregate amount of fees paid by the funds under the C Class Plan were:

    Ginnie Mae                  $2,451

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended March 31, 2002, the aggregate amount of fees paid for shareholder services by the funds under the C Class Plan were:

    Ginnie Mae                                 $817

                                                                            33

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include, but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2002, the aggregate amount of fees paid for distribution services by the funds under the C Class Plan were:

    Ginnie Mae                                 $1,634

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell C Class shares of the funds at the time of such sales.
Payments will equal .75% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

34

BUYING, SELLING AND EXCHANGING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and in Your Guide to American Century Services. The Prospectus
and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

Money Market Funds

Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds'
yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
As required by the Rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

                                                                            35

Non-Money Market Funds

Securities held by the non-money market funds normally are priced using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.

36

As of March 31, 2002, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                               Capital Loss Carryover
-------------------------------------------------------------------------------
Government Agency Money Market     $4,241 (expiring in 2006)
-------------------------------------------------------------------------------
Government Bond                    $3,568,388 (expiring in 2008)
-------------------------------------------------------------------------------
Ginnie Mae                         $26,211,557 (expiring in 2003 through 2009)
-------------------------------------------------------------------------------
Short-Term Government              $56,461,114 (expiring in 2003 through 2009)
-------------------------------------------------------------------------------

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you held your fund shares. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt income dividend you received on those shares.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of these distributions are derived from interest on U.S.
government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

For the money market funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities)
over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying it by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

                Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

The SEC 30-day yield calculation for non-money market funds is as follows:

                            Yield = 2 [(a - b + 1)(6) - 1]
                                        -----
                                         cd

                                                                            37

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

MONEY MARKET FUND YIELDS - INVESTOR CLASS
 (seven-day period ended March 31, 2002)
--------------------------------------------------------------------------------
Fund                                    7-Day Yield            Effective Yield
--------------------------------------------------------------------------------
Capital Preservation                    1.46%                  1.48%
--------------------------------------------------------------------------------
Government Agency Money Market          1.59%                  1.61%
--------------------------------------------------------------------------------

NON-MONEY MARKET FUND YIELDS
(30-day period ended March 31, 2002)
--------------------------------------------------------------------------------
                             Investor Class      Advisor Class    C Class
Fund                         30-Day Yield        30-Day Yield     30-Day Yield
-------------------------------------------------------------------------------
Government Bond              5.42%               5.16%            N/A(1)
-------------------------------------------------------------------------------
Treasury                     4.32%               4.07%            N/A(1)
-------------------------------------------------------------------------------
Inflation-Adjusted Bond      4.20%               3.97%            N/A(1)
-------------------------------------------------------------------------------
Short-Term Government        4.13%               3.90%            N/A(1)
-------------------------------------------------------------------------------
Ginnie Mae                   5.80%               5.56%            5.06%
-------------------------------------------------------------------------------

(1)  The fund does not offer C Class shares.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performances are not constant over time, but change from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Money Market Funds

The following tables set forth the average annual total returns for the various classes of the funds for the periods indicated as of March 31, 2002.

38

AVERAGE ANNUAL TOTAL RETURNS--INVESTOR CLASS
Fiscal Year Ended March 31, 2002
--------------------------------------------------------------------------------------------
Fund                     1 Year     5 Years    10 Years    Life of Class    Inception Date
--------------------------------------------------------------------------------------------
Capital Preservation     2.84%      4.59%      4.29%       5.21%            10/13/1972
--------------------------------------------------------------------------------------------
Government Agency
Money Market             2.96%      4.79%      4.44%       4.89%            12/05/1989
--------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS--ADVISOR CLASS
Fiscal Year Ended March 31, 2002
--------------------------------------------------------------------------------------------
Fund                                   1 Year     Life of Class   Inception Date
--------------------------------------------------------------------------------------------
Government Agency Money Market         2.71%      4.37%           04/12/1999
--------------------------------------------------------------------------------------------

Non-Money Market Funds

The following table shows the average annual total returns of the fund's shares calculated three different ways. As a new class, performance information for
Inflation-Adjusted Bond Institutional Class is not available because it has not commenced operation as of the date of this Statement of Additional Information

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS -- INVESTOR CLASS
Fiscal Year Ended March 31, 2002
---------------------------------------------------------------------------------------------------
Fund                                 1 year   5 years   10 years  Life of Class  Inception Date
---------------------------------------------------------------------------------------------------
Government Bond
Return Before Taxes                   0.96%    8.28%     N/A       7.29%         September 8, 1992
Return After Taxes on Distributions  -1.02%    5.71%     N/A       4.58%
Return After Taxes on Distributions
   and Sale of Fund Shares            0.58%    5.51%     N/A       4.60%
---------------------------------------------------------------------------------------------------
Treasury
Return Before Taxes                   3.01%    6.87%     6.42%     8.26%         May 16, 1980
Return After Taxes on Distributions   1.23%    4.58%     4.04%     N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            1.82%    4.39%     4.02%     N/A
---------------------------------------------------------------------------------------------------

                                                                             39

AVERAGE ANNUAL TOTAL RETURNS -- INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
Fund                                   1 year   5 years   10 years   Life of Fund  Inception Date
-----------------------------------------------------------------------------------------------------
Inflation-Adjusted Bond
Return Before Taxes                    4.16%    5.77%     N/A        5.20%         February 10, 1997
Return After Taxes on Distributions    2.58%    3.60%     N/A        3.04%
Return After Taxes on Distributions
   and Sale of Fund Shares             2.51%    3.52%     N/A        3.06%
-----------------------------------------------------------------------------------------------------
Short-Term Government
Return Before Taxes                    4.68%    5.68%     5.22%      6.82%         December 15, 1982
Return After Taxes on Distributions    2.79%    3.48%     3.21%      N/A
Return After Taxes on Distributions
   and Sale of Fund Shares             2.84%    3.44%     3.20%      N/A
-----------------------------------------------------------------------------------------------------
Ginnie Mae
Return Before Taxes                    5.43%    6.94%     6.85%      8.18%         September 23, 1985
Return After Taxes on Distributions    3.08%    4.36%     4.22%      N/A
Return After Taxes on Distributions
   and Sale of Fund Shares             3.27%    4.27%     4.21%      N/A
-----------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -- ADVISOR CLASS
Fiscal year ended March 31, 2002
-----------------------------------------------------------------------------------------------
Fund                                   1 year    Life of Fund   Inception Date
-----------------------------------------------------------------------------------------------
Government Bond
Return Before Taxes                    0.71%     4.56%          January 12, 1998
Return After Taxes on Distributions   -1.17%     2.16%
Return After Taxes on Distributions
   and Sale of Fund Shares             0.43%     2.55%
-----------------------------------------------------------------------------------------------
Treasury
Return Before Taxes                    2.75%     5.88%          October 9, 1997
Return After Taxes on Distributions    1.07%     3.72%
Return After Taxes on Distributions
   and Sale of Fund Shares             1.66%     3.65%
-----------------------------------------------------------------------------------------------
Inflation-Adjusted Bond
Return Before Taxes                    3.88%     6.11%          June 15, 1998
Return After Taxes on Distributions    2.42%     3.95%
Return After Taxes on Distributions
   and Sale of Fund Shares             2.34%     3.80%
-----------------------------------------------------------------------------------------------
Short-Term Government
Return Before Taxes                    4.42%     5.08%          July 8, 1998
Return After Taxes on Distributions    2.62%     3.01%
Return After Taxes on Distributions
   and Sale of Fund Shares             2.67%     3.03%
-----------------------------------------------------------------------------------------------
Ginnie Mae
Return Before Taxes                    5.17%     6.01%          October 9, 1997
Return After Taxes on Distributions    2.92%     3.56%
Return After Taxes on Distributions
   and Sale of Fund Shares             3.12%     3.57%
-----------------------------------------------------------------------------------------------

40

AVERAGE ANNUAL TOTAL RETURNS -- C CLASS Fiscal year ended March 31, 2002
--------------------------------------------------------------------------------
                                       Life of Fund          Inception Date
--------------------------------------------------------------------------------
Ginnie Mae
Return Before Taxes                    2.67%                 June 15, 2001
Return After Taxes on Distributions    1.14%
Return After Taxes on Distributions
   and Sale of Fund Shares             1.62%
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the high-yield bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or
Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5) descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons who have invested in one or more of the funds.

                                                                             41

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the MultiClass Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended March 31, 2002, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectuses, the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA        This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA         Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A          Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB        Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB         Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,  financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B          Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------

42

Standard & Poor's
--------------------------------------------------------------------------------
CCC        Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC         Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C          The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D          Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa        This is the highest rating assigned by Moody's to a debt obligation.
           It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa         Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A          Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
           Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa        Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba         Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B          Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa        Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca         Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C          This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

                                                                              43

Fitch, Inc.
--------------------------------------------------------------------------------
AAA             Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely
                affected by foreseeable events.
--------------------------------------------------------------------------------
AA              Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A               Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this
                capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB              Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial  alternatives may be available to allow financial commitments to be met.
                Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B               Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments
                currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.

                Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and
                'D' are generally undergoing a formal reorganization or
                liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

44

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P   Moody's   Description
--------------------------------------------------------------------------------
A-1   Prime-1   This indicates that the degree of safety regarding timely
      (P-1)     payment is strong. Standard & Poor's rates those issues
                determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2   Prime-2   Capacity for timely payment on commercial paper is
      (P-2)     satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation.
                Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate
                liquidity is maintained.
--------------------------------------------------------------------------------
A-3   Prime-3   This indicates satisfactory capacity for timely repayment.
      (P-3)     Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations
                carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P          Moody's            Description
--------------------------------------------------------------------------------
SP-1         MIG-1; VMIG-1      Notes are of the highest quality enjoying strong
                                protection from established cash flows of funds
                                for their servicing or from established and
                                broad-based access to the market for
                                refinancing, or both.
--------------------------------------------------------------------------------
SP-2         MIG-2; VMIG-2      Notes are of high quality with margins of
                                protection ample, although not so large as in
                                the preceding group.
--------------------------------------------------------------------------------
SP-3         MIG-3; VMIG-3      Notes are of favorable quality with all security
                                elements accounted for, but lacking the
                                undeniable strength of the preceding grades.
                                Market access for refinancing, in particular, is
                                likely to be less well-established.
--------------------------------------------------------------------------------
SP-4         MIG-4; VMIG-4      Notes are of adequate quality, carrying specific
                                risk but having protection and not distinctly or
                                predominantly speculative.
--------------------------------------------------------------------------------

                                                                            45

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THE FUNDS' ANNUAL AND
SEMIANNUAL REPORTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive free copies of the annual and semiannual reports and ask any questions about the funds and your accounts by contacting American Century at the address or at one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person       SEC Public Reference Room
                Washington, D.C.
                Call 202-942-8090 for location and hours.

On the Internet * EDGAR database at www.sec.gov
                * By email request at publicinfo@sec.gov

By mail         SEC Public Reference Section
                Washington, D.C. 20549-0102

Investment Company Act File No. 811-4363

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER/DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

J.P. MORGAN|AMERICAN CENTURY(reg.sm)
RETIREMENT PLAN SERVICES
1-800-345-2345

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

SH-SAI-30164 0207

AMERICAN CENTURY GOVERNMENT INCOME TRUST

PART C    OTHER INFORMATION

Item 23   Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Amended and Restated Agreement and Declaration of Trust, dated
          March 9, 1998 and amended March 1, 1999 (filed electronically as
          Exhibit a to Post-Effective Amendment No. 37 to the Registration
          Statement of the Registrant on May 7, 1999, File No. 2-99222).

          (2) Amendment No. 1 to the Amended and Restated Agreement and
          Declaration of Trust dated March 6, 2001 (filed electronically as
          Exhibit a2 to Post-Effective Amendment No. 42 to the Registration
          Statement of the Registrant on April 19, 2001, File No. 2-99222).

          (3) Amendment No. 2 to the Amended and Restated Agreement and
          Declaration of Trust dated August 1, 2001 (filed electronically as
          Exhibit a3 to Post-Effective Amendment No. 44 to the Registration
          Statement of the Registrant on July 31, 2001, File No. 2-99222).

          (4) Amendment No. 3 to the Amended and Restated Agreement and
          Declaration of Trust dated December 3, 2001 (filed electronically as
          Exhibit a4 to the Registration Statement of the Registrant on March 4,
          2002, File No. 2-99222).

          (5) Amendment No. 4 to the Amended and Restated Agreement and
          Declaration of Trust dated March 13, 2002 (filed electronically as
          Exhibit a5 to the Registration Statement of the Registrant on March 4,
          2002, File No. 2-99222).

(b)       Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article
          VIII of Registrant's Amended and Restated Agreement and Declaration of
          Trust, appearing as Exhibit (a) to Post-Effective Amendment No. 37 to
          the Registration Statement on Form N-1A of the Registrant; and Article
          II, Article III, Article IV and Article V of Registrant's Amended and
          Restated Bylaws, appearing as Exhibit 2(b) to Post-Effective Amendment
          No. 23 to the Registration Statement on Form N-1A of American Century
          Municipal Trust on March 26, 1998.

(d)       (1) Management Agreement (Investor Class) between American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated August
          1, 1997 (filed electronically as Exhibit 5 to Post-Effective Amendment
          No. 33 to the Registration Statement of the Registrant on July 31,
          1997, File No. 2-99222).

          (2) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to
          Post-Effective Amendment No 39 to the Registration Statement of the
          Registrant on July 28, 1999, File No. 2-99222).

          (4) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated September 16, 2000 (filed electronically as Exhibit d4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.
          dated August 1, 2001 (filed electronically as Exhibit d5 to
          Post-Effective Amendment No. 44 to the Registration Statement of the
          Registrant on July 31, 2001, File No. 2-99222).

          (6) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.
          dated December 3, 2001 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust on November 30, 2001, File No.
          33-65170).

          (7) Amendment No. 4 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Quantitative Equity Funds,
          American Century Target Maturities Trust, American Century Variable
          Portfolios II, Inc. and American Century Investment Management, Inc.,
          dated July 1, 2002 is included herewith.

          (8) Management Agreement (Advisor Class) between American Century
          Government Income Trust, American Century International Bond Funds,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 9 to the
          Registration Statement of American Century Investment Trust on June
          30, 1999, File No. 33-65170).

          (9) Amendment No. 1 to the Management Agreement (Advisor Class)
          between American Century California Tax-Free and Municipal Funds,
          American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc. dated September
          16, 2000 (filed electronically as Exhibit d6 to Post-Effective
          Amendment No. 36 to the Registration Statement of American Century
          Target Maturities Trust on April 18, 2001, File No. 2-94608).

          (10) Amendment No. 2 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc. dated August 1,
          2001 (filed electronically as Exhibit d8 to Post-Effective Amendment
          No. 44 to the Registration Statement of the Registrant on July 31,
          2001, File No. 2-99222).

          (11) Amendment No. 3 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated December
          3, 2001 (filed electronically as Exhibit d10 to Post-Effective
          Amendment No. 16 to the Registration Statement of American Century
          Investment Trust on November 30, 2001, File No. 33-65170).

          (12) Amendment No. 4 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated July 1,
          2002 is included herewith.

          (13) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management,
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (14) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc. dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of the Registrant, on July 31, 2001,
          File No. 2-99222).

          (15) Amendment No. 2 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated December 3, 2001
          (filed electronically as Exhibit d13 to Post-Effective Amendment No.
          16 to the Registration Statement of American Century Investment Trust
          on November 30, 2001, File No. 33-65170).

          (16) Amendment No. 3 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc., dated July 1, 2002
          (filed electronically as Exhibit d16 to Post-Effective Amendment No.
          17 to the Registration Statement of American Century Investment Trust
          on June 28, 2002, File No. 33-65170).

          (17) Management Agreement (Institutional Class) between American
          Century Quantitative Equity Funds and American Century Investment
          Management, Inc., dated August 1, 1997 (filed electronically as an
          Exhibit to Post-Effective Amendment No. 20 to the Registration
          Statement of American Century Quantitative Equity Funds on August 29,
          1997, File No. 33-19589).

          (18) Amendment to Management Agreement (Institutional Class) between
          American Century Quantitative Equity Funds and American Century
          Investment Management, Inc., dated June 1, 1998 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 27 to the Registration
          Statement of American Century Quantitative Equity Funds on April 27,
          2000, File No. 33-19589).

          (19) Amendment No. 1 to the Management Agreement (Institutional Class)
          between American Century Quantitative Equity Funds, American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 2001, (filed electronically as Exhibit d13 to
          Post-Effective Amendment No. 15 to the Registration Statement of
          American Century Investment Trust on August 8, 2001, File No.
          33-65170).

          (20) Amendment No. 2 to the Management Agreement (Institutional Class)
          between American Century Quantitative Equity Funds, American Century
          Investment Trust, American Century Government Income Trust and
          American Century Investment Management, Inc. dated March 1, 2002 is included herewith.

(e)       (1) Distribution Agreement between American Century California
          Tax-Free and Municipal Funds, American Century Capital Portfolios,
          Inc., American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Municipal Trust, American Century Mutual Funds, Inc., American
          Century Quantitative Equity Funds, American Century Strategic Asset
          Allocations, Inc., American Century Target Maturities Trust, American
          Century Variable Portfolios, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated
          March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective
          Amendment No. 17 to the Registration Statement of American Century
          World Mutual Funds, Inc. on March 30, 2000, File No. 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc. and American Century Investment
          Services, Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated
          November 20, 2000 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 29 to the Registration Statement of
          American Century Variable Portfolios, Inc. on December 1, 2000, File
          No. 33-14567).

          (4) Amendment No. 3 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated March
          1, 2001 (filed electronically as Exhibit e4 to Post-Effective
          Amendment No. 35 to the Registration Statement of American Century
          Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (5) Amendment No. 4 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated April
          30, 2001 (filed electronically as Exhibit e5 to Post-Effective
          Amendment No. 35 to the Registration Statement of American Century
          Target Maturities Trust on April 17, 2001, File No. 2-94608).

          (6) Amendment No. 5 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc. dated May 24,
          2001 (filed electronically as Exhibit e6 to Post-Effective Amendment
          No. 21 to the Registration Statement of American Century Capital
          Portfolios, Inc. on July 30, 2001, File No. 33-64872).

          (7) Amendment No. 6 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc. dated August
          1, 2001 (filed electronically as Exhibit e7 to Post-Effective
          Amendment No. 21 to the Registration Statement of American Century
          Capital Portfolios, Inc. on July 30, 2001, File No. 33-64782).

          (8) Amendment No. 7 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated August
          1, 2001 (filed electronically as Exhibit d8 to Post-Effective
          Amendment No. 16 to the Registration Statement of American Century
          Investment Trust, on November 30, 2001, File No. 33-65170).

          (9) Amendment No. 8 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated March
          1, 2002 (filed electronically as Exhibit e9 to Post-Effective
          Amendment No. 96 to the Registration Statement of American Century
          Mutual Funds, Inc., on February 28, 2002, File No. 2-14213).

          (10) Amendment No. 9 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated March
          6, 2002 (filed electronically as Exhibit e10 to Post-Effective
          Amendment No. 96 to the Registration Statement of American Century
          Mutual Funds, Inc., on February 28, 2002, File No. 2-14213).

          (11) Amendment No. 10 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Capital Portfolios, Inc., American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century World Mutual Funds, Inc., American Century Variable Portfolios
          II, Inc. and American Century Investment Services, Inc., dated July 1,
          2002 (filed electronically as Exhibit e11 to Post-Effective Amendment
          No. 17 to the Registration Statement of American Century Investment
          Trust on June 28, 2002, File No. 33-65170).

(f)       Not applicable.

(g)       (1) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of the Registrant on February 7, 1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc. on January 9, 2001, File No. 333-46922).

(h)       (1) Transfer Agency Agreement between American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century International Bond Funds, American Century
          Investment Trust, American Century Municipal Trust, American Century
          Quantitative Equity Funds, American Century Target Maturities Trust,
          and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the
          Registration Statement of the Registrant on July 31, 1997, File No.
          2-99222).

          (2) Amendment No. 1 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Government Income Trust, American Century International Bond Funds,
          American Century Investment Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, and American Century Services Corporation, dated
          June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective
          Amendment No. 23 to the Registration Statement of American Century
          Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (3) Amendment No. 2 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Government Income Trust, American Century International Bond Funds,
          American Century Investment Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, and American Century Services Corporation, dated
          November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (4) Amendment No. 3 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Government Income Trust, American Century International Bond Funds,
          American Century Investment Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust, and American Century Services Corporation, dated
          August 1, 2001, (filed electronically as Exhibit h5 to Post-Effective
          Amendment No. 44 to the Registration Statement of the Registrant on
          July 30, 2001, File No. 2-99222).

          (5) Amendment No. 4 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Government Income Trust, American Century International Bond Funds,
          American Century Investment Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Services Corporation, dated
          December 3, 2001 (filed electronically as Exhibit h6 to Post-Effective
          Amendment No. 16 to the Registration Statement of American Century
          Investment Trust, on November 30, 2001, File No. 33-65170).

          (6) Amendment No. 5 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds, American Century
          Government Income Trust, American Century International Bond Funds,
          American Century Investment Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Services Corporation, dated July
          1, 2002 (filed electronically as Exhibit h5 to Post-Effective
          Amendment No. 17 to the Registration Statement of American Century
          Investment Trust on June 28, 2002, File No. 33-65170).

          (7) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
          (filed electronically as Exhibit h7 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century California Tax-Free
          and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and Consent of Counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 37 to the Registration Statement of the
          Registrant on May 7, 1999, File No. 2-99222).

(j)       (1) Consent of PricewaterhouseCoopers LLP, independent accountants is included herein.

          (2) Consent of PricewaterhouseCoopers LLP, independent accountants.is included herein.

          (3) Consent of PricewaterhouseCoopers LLP, independent accountants is included herein.

          (4) Power of Attorney, dated September 16, 2000 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 41 to the Registration
          Statement of the Registrant on February 22, 2001, File No. 2-99222).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century Investment Trust,
          American Century International Bond Funds, American Century Target
          Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class), dated August 1, 1997 (filed electronically as Exhibit
          m1 to Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust on January 31, 2000, File No.
          2-94608).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
          of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Funds, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class), dated June 29, 1998 (filed
          electronically as Exhibit m2 to Post-Effective Amendment No. 32 to the
          Registration Statement of American Century Target Maturities Trust on
          January 31, 2000, File No. 2-94608).

          (3) Amendment No. 1 to the Master Distribution and Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class), dated August 1, 2001 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant, on July 31, 2001, File No.
          2-99222).

          (4) Amendment No. 2 to the Master Distribution and Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class), dated December 3, 2001
          (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16
          to the Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (5) Amendment No. 3 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Funds, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class), dated July 1, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 17 to the Registration
          Statement of American Century Investment Trust on June 29, 2002, File
          No. 33-65170).

          (6) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class), dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (7) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant, on July 31, 2001, File No.
          2-99222).

          (8) Amendment No. 2 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (9) Amendment No. 3 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated July 1, 2002 (filed electronically as Exhibit m9 to Post-Effective Amendment No. 17 to the
          Registration Statement of American Century Investment Trust on June
          28, 2002, File No. 33-65170).

(n)       (1) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Fund, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of the Registrant on July 31, 2001, File No. 2-99222).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated December 3, 2001 (filed
          electronically as Exhibit n3 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (4) Amendment No. 3 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated March 1, 2002 (filed electronically as Exhibit n4 to Post-Effective Amendment No. 46 to the Registration
          Statement of American Century Government Income Trust on March 4,
          2002, File No. 2-99222).

          (5) Amendment No. 4 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal funds, American
          Century Government Income Trust, American Century International bond
          Funds, American Century Invetsment Trust, American Century Municipal
          Trust, American Century Target Matuities Trust and American Century
          Quantitative Equity Funds, dated July 1, 2002 (filed electronically as
          Exhibit n5 to Post-Effective Amendment No. 17 to the Registration
          Statement of American Century Investment Trust, on June 2, 2002, File
          No. 33-65170).

(o)       Not applicable.

(p)       American Century Investments Code of Ethics (filed electronically as
          Exhibit p to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

Item 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 25. Indemnification.

As stated in Article VII, Section 3 of the Amended and Restated Agreement and
Declaration of Trust, incorporated herein by reference to Exhibit (a) to the
Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, dated March 9, 1998, appearing as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
Statement on Form N-1A of American Century Municipal Trust filed March 26, 1998.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

None.

Item 27. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices          Positions and Offices
Business Address*            with Underwriter                 with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director                    none

James E. Stowers III       Co-Chairman and Director               Chairman and
                                                                  Trustee

W. Gordon Snyder           President                                none

William M. Lyons           Chief Executive Officer,               President
                           Executive Vice President
                           and Director

Robert T. Jackson          Executive Vice President,             Executive Vice
                           Chief Financial Officer               President and
                           and Chief Accounting Officer          Chief Financial
                                                                 Officer

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David Larrabee            Senior Vice President                     none

Barry Mayhew               Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 28. Location of Accounts and Records.

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 47 and 1940
Act Amendment No. 48 to its Registration Statement pursuant to Rule 485(b)
promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 47/Amendment No. 48 to its Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 30th day of
July, 2002.

                            AMERICAN CENTURY GOVERNMENT INCOME TRUST

                            By: /*/William M. Lyons
                                William M. Lyons
                                President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 47/48 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                  Date
---------                                 -----                  ----
*William M. Lyons                    President and            July 30, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   July 30, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Trustee and              July 30, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Trustee                  July 30, 2002
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Trustee                  July 30, 2002
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Trustee                  July 30, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Trustee                  July 30, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Trustee                  July 30, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact